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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

     Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for four of its series, Evergreen Adjustable Rate Fund, Evergreen Institutional Enhanced Income Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, for the year ended June 30, 2007. These four series have a June 30, fiscal year end.

Date of reporting period: June 30, 2007

Item 1 - Reports to Stockholders.

Evergreen Adjustable Rate Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
39	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Adjustable Rate Fund covering the twelve-month period ended June 30, 2007.

The domestic fixed-income market produced generally moderate results for the twelve-month period, although increasing uncertainties led to modest returns in the closing months of the period. The U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the twelve-month period, but investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of 2007, concerns grew about potentially rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. While yields of longer-maturity securities trended downward for most of the fiscal year, they began moving higher in the final months of the period. At the same time, spreads, or yield advantages, of lower-quality corporate bonds began to widen late in the fiscal year as investors began to envision the possibility that the Fed might raise short-term interest rates. Over the full twelve-month period, longer-maturity bonds produced results very similar to shorter- and intermediate-term securities in the high-grade sectors. Although they experienced increasing volatility in the final weeks of the fiscal year, high-yielding, lower-rated corporate bonds outperformed higher-quality securities for the twelve-month period.

The domestic equity market, in contrast, delivered solid performance during the fiscal year, propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private

LETTER TO SHAREHOLDERS continued

equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. Internationally, emerging markets extended their performance advantage over developed markets during the fiscal year.

While the pace of the domestic economy’s growth appeared to slow late in 2006 and in the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter of 2007. After rising by 3.3% in 2006, U.S. Gross Domestic Product slowed to an annual growth rate of merely 0.7% in the first three months of 2007. However, evidence of renewed economic strength became apparent in subsequent months. The economy produced solid gains in employment and personal income, resisting the effects of weakness in the housing market and rising energy prices. Despite some areas of weakness, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures. Outside the U.S., growth in emerging markets, notably China and India, combined with a rebounding European economy helped to sustain a robust global expansion that showed few signs of slowing.

During this period, the managers of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each of their fund’s objectives. The team managing Evergreen Short Intermediate Bond Fund, for example, focused on the higher-quality tiers of the markets, while keeping duration, or price sensitivity to changes in interest rates, close to neutral. At the same time, the managers of Evergreen Adjustable Rate Fund continued to emphasize AAA-rated adjustable rate mortgages with relatively stable cash flows. The teams supervising Evergreen Limited Duration Fund and Evergreen Ultra Short

LETTER TO SHAREHOLDERS continued

Opportunities Fund maintained portfolios of shorter-maturity, higher-quality securities, while the managers of Evergreen Institutional Enhanced Income Fund continued to pursue a conservative strategy designed to generate a higher yield than a money market fund with only minimal price variability.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Lisa Brown-Premo

• Robert D. Rowe

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/1/1991

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/30/2000	6/30/2000	6/30/2000	10/1/1991	5/23/1994

Nasdaq symbol	ESAAX	ESABX	ESACX	EKIZX	ESARX

Average annual return*

1-year with sales charge	2.09%	1.66%	2.66%	N/A	N/A

1-year w/o sales charge	4.42%	3.65%	3.65%	4.69%	4.43%

5-year	2.23%	1.96%	1.96%	2.98%	2.73%

10-year	4.14%	3.84%	3.84%	4.57%	4.30%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

6/30/97 6/30/98 6/30/99 6/30/00 6/30/01 6/30/02 6/30/03 6/30/04 6/30/05 6/30/06 6/30/07

Comparison of a $10,000 investment in the Evergreen Adjustable Rate Fund Class A shares versus a similar investment in the Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill) and the Consumer Price Index (CPI).

The Lehman 6-Month T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.42% for the twelve-month period ended June 30, 2007, excluding any applicable sales charges. During the same period, the Lehman 6-Month T-Bill returned 5.36%.

The fund seeks a high level of current income consistent with low volatility of principal.

During the twelve-month period, interest rates fell across securities of different maturities as fixed-income investors anticipated that the U.S. Federal Reserve Board (the “Fed”) would ease the target fed funds rate. During the first ten months of the fiscal year, interest rates declined as the yield curve inverted-the yields of longer-term securities were below those of shorter-term securities. However, in May and June there was a significant sell-off as the market realized a Fed ease was unlikely and that the Fed’s primary focus was on controlling inflation.

Consistent with the long-term strategy of the fund, a majority of assets were invested in mortgage-backed securities over the fiscal year. While the different types of adjustable rate securities available in the market are quite varied, the mortgage sector in most market environments tended to offer the best yields of securities on the short end of the yield curve and among AAA-rated securities. During the course of the fiscal year, the allocation to floating-rate securities was maintained at approximately 88% of fund net assets. Given the view that the Fed would maintain a neutral monetary policy, the management team was able to keep a larger allocation to floating-rate securities while looking for opportunities to add fixed-rate securities. The management team continued to focus on individual security selection, seeking superior relative value and focusing on securities with stable cash flows.

The fund’s performance trailed the benchmark primarily because of its longer duration — a measure of price sensitivity to changes in interest rates. We maintained a duration of about 0.9 years in anticipation of a stable short-term interest rate environment. However, during a fiscal year in which the yield curve was inverted for most of the period, shorter-maturity instruments outperformed longer-maturity securities, which detracted from results.

Helping performance was our continued emphasis on adjustable-rate securities, which allowed the fund’s yield to continue to reset upwards after the Fed ceased its tightening monetary policy in June 2006.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,015.41	$ 5.00
Class B	$ 1,000.00	$ 1,011.70	$ 8.73
Class C	$ 1,000.00	$ 1,011.70	$ 8.73
Class I	$ 1,000.00	$ 1,016.72	$ 3.70
Class IS	$ 1,000.00	$ 1,015.46	$ 4.95
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.84	$ 5.01
Class B	$ 1,000.00	$ 1,016.12	$ 8.75
Class C	$ 1,000.00	$ 1,016.12	$ 8.75
Class I	$ 1,000.00	$ 1,021.12	$ 3.71
Class IS	$ 1,000.00	$ 1,019.89	$ 4.96

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.00% for Class A, 1.75% for Class B, 1.75% for Class C, 0.74% for Class I and 0.99% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68

Income from investment operations
Net investment income (loss)	0.38	0.29[1]	0.20[1]	0.15[1]	0.28
Net realized and unrealized gains or losses on investments	0.02	(0.05)	0	(0.03)	0.02

Total from investment operations	0.40	0.24	0.20	0.12	0.30

Distributions to shareholders from
Net investment income	(0.42)	(0.31)	(0.31)	(0.30)	(0.35)
Tax basis return of capital	0	(0.04)[1]	0	0	0

Total distributions to shareholders	(0.42)	(0.35)	(0.31)	(0.30)	(0.35)

Net asset value, end of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63

Total return[2]	4.42%	2.61%	2.14%	1.22%	3.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$311,031	$486,223	$826,622	$1,301,464	$2,102,065
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.07%	0.91%	0.71%	0.70%	0.68%
Expenses including interest and fee expense but
excluding waivers/reimbursements and expense reductions	1.11%	0.93%	0.75%	0.71%	0.69%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.71%	0.73%	0.69%	0.70%	0.68%
Interest and fee expense[3]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	4.18%	3.13%	2.16%	1.62%	2.42%
Portfolio turnover rate	29%	16%	16%	32%	14%

1 Per share amounts are based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68

Income from investment operations
Net investment income (loss)	0.32[1]	0.23[1]	0.14[1]	0.09[1]	0.19
Net realized and unrealized gains or losses on investments	0.01	(0.06)	(0.01)	(0.04)	0.03

Total from investment operations	0.33	0.17	0.13	0.05	0.22

Distributions to shareholders from
Net investment income	(0.35)	(0.24)	(0.24)	(0.23)	(0.27)
Tax basis return of capital	0	(0.04)[1]	0	0	0

Total distributions to shareholders	(0.35)	(0.28)	(0.24)	(0.23)	(0.27)

Net asset value, end of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63

Total return[2]	3.65%	1.90%	1.43%	0.52%	2.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$274,387	$401,063	$563,993	$743,172	$945,625
Ratios to average net assets
Expenses including waivers/reimbursements and
interest and fee expense but excluding expense reductions	1.81%	1.63%	1.45%	1.41%	1.43%
Expenses including interest and fee expense but
excluding waivers/reimbursements and expense reductions	1.81%	1.64%	1.45%	1.41%	1.43%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.45%	1.45%	1.43%	1.41%	1.43%
Interest and fee expense[3]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	3.45%	2.45%	1.44%	0.91%	1.71%
Portfolio turnover rate	29%	16%	16%	32%	14%

1 Per share amounts are based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68

Income from investment operations
Net investment income (loss)	0.32[1]	0.23[1]	0.13[1]	0.09[1]	0.19
Net realized and unrealized gains or losses on investments	0.01	(0.06)	0	(0.04)	0.03

Total from investment operations	0.33	0.17	0.13	0.05	0.22

Distributions to shareholders from
Net investment income	(0.35)	(0.24)	(0.24)	(0.23)	(0.27)
Tax basis return of capital	0	(0.04)[1]	0	0	0

Total distributions to shareholders	(0.35)	(0.28)	(0.24)	(0.23)	(0.27)

Net asset value, end of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63

Total return[2]	3.65%	1.90%	1.43%	0.52%	2.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$497,661	$736,772	$1,247,703	$1,966,006	$2,824,812
Ratios to average net assets
Expenses including waivers/reimbursements and
interest and fee expense but excluding expense reductions	1.81%	1.62%	1.45%	1.41%	1.43%
Expenses including interest and fee expense
but excluding waivers/reimbursements and expense reductions	1.81%	1.63%	1.45%	1.41%	1.43%
Expenses including waivers/reimbursements
but excluding expense reductions and interest and fee expense	1.45%	1.44%	1.43%	1.41%	1.43%
Interest and fee expense[3]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	3.45%	2.43%	1.42%	0.91%	1.70%
Portfolio turnover rate	29%	16%	16%	32%	14%

1 Per share amounts are based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68

Income from investment operations
Net investment income (loss)	0.41	0.32[1]	0.23[1]	0.18[1]	0.33
Net realized and unrealized gains or losses on investments	0.02	(0.05)	0	(0.04)	(0.01)[2]

Total from investment operations	0.43	0.27	0.23	0.14	0.32

Distributions to shareholders from
Net investment income	(0.45)	(0.34)	(0.34)	(0.32)	(0.37)
Tax basis return of capital	0	(0.04)[1]	0	0	0

Total distributions to shareholders	(0.45)	(0.38)	(0.34)	(0.32)	(0.37)

Net asset value, end of period	$ 9.21	$ 9.23	$ 9.34	$ 9.45	$ 9.63

Total return	4.69%	2.92%	2.45%	1.53%	3.36%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,361,685	$1,548,974	$1,950,844	$2,722,219	$2,732,661
Ratios to average net assets
Expenses including waivers/reimbursements and
interest and fee expense but excluding expense reductions	0.80%	0.63%	0.45%	0.41%	0.44%
Expenses including interest and fee expense but
excluding waivers/reimbursements and expense reductions	0.80%	0.64%	0.45%	0.41%	0.44%
Expenses including waivers/reimbursements but
excluding expense reductions and interest and fee expense	0.44%	0.45%	0.43%	0.41%	0.44%
Interest and fee expense[3]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	4.47%	3.46%	2.43%	1.91%	2.65%
Portfolio turnover rate	29%	16%	16%	32%	14%

1 Per share amounts are based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS IS	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.23	$ 9.34	$ 9.45	$ 9.63	$ 9.68

Income from investment operations
Net investment income (loss)	0.38[1]	0.29[1]	0.20[1]	0.16[1]	0.29
Net realized and unrealized gains or losses on investments	0.02	(0.05)	0	(0.04)	0.01

Total from investment operations	0.40	0.24	0.20	0.12	0.30

Distributions to shareholders from
Net investment income	(0.42)	(0.31)	(0.31)	(0.30)	(0.35)
Tax basis return of capital	0	(0.04)[1]	0	0	0

Total distributions to shareholders	(0.42)	(0.35)	(0.31)	(0.30)	(0.35)

Net asset value, end of period	$ 9.21	$ 9.23	$9.34	$ 9.45	$ 9.63

Total return	4.43%	2.66%	2.19%	1.27%	3.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$163,580	$305,389	$516,966	$762,534	$1,496,754
Ratios to average net assets
Expenses including waivers/reimbursements and
interest and fee expense but excluding expense reductions	1.06%	0.86%	0.70%	0.66%	0.68%
Expenses including interest and fee expense
but excluding waivers/reimbursements and expense reductions	1.06%	0.87%	0.70%	0.66%	0.68%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.70%	0.68%	0.68%	0.66%	0.68%
Interest and fee expense[2]	0.36%	0.18%	0.02%	0.00%	0.00%
Net investment income (loss)	4.14%	3.15%	2.17%	1.66%	2.47%
Portfolio turnover rate	29%	16%	16%	32%	14%

1 Per share amounts are based on average shares outstanding during the period.

2 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2007

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
FIXED-RATE 0.1%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020 (cost $2,174,296)	$ 2,154,101	$2,166,651

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 20.8%
FIXED-RATE 2.0%
FHLMC:
Ser. 2106, Class ZD, 6.00%, 12/15/2028	9,118,444	9,260,097
Ser. 2403, Class KE, 6.50%, 01/15/2032	7,295,767	7,473,637
Ser. 2480, Class EH, 6.00%, 11/15/2031	9,555	9,534
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	78,762	83,946
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	126,034	136,043
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023	562,103	560,569
Ser. 1999-7, Class D, 6.00%, 03/18/2028	94,220	94,032
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	1,756,337	1,815,706
Ser. G93-1, Class K, 6.68%, 01/25/2023	2,719,598	2,777,126
Vendee Mtge. Trust, Ser. 1993-1, Class ZB, 7.25%, 02/15/2023	29,000,224	30,421,235

		52,631,925

FLOATING-RATE 18.8%
FAMC, Ser. 2000-A, Class A, 7.00%, 12/15/2039	14,759,124	15,294,732
FHLMC:
Ser. 020, Class F, 5.98%, 10/25/2023	1,192,772	1,196,839
Ser. 021, Class F, 5.875%, 10/25/2023	1,037,338	1,041,892
Ser. 031, Class FA, 5.78%, 04/25/2024	431,909	432,604
Ser. 1380, Class FB, 3.99%, 10/15/2007	154,953	158,001
Ser. 1506, Class FD, 6.375%, 05/15/2008	32,639	32,891
Ser. 1513, Class AG, 4.15%, 05/15/2008	800,870	818,930
Ser. 1671, Class QA, 5.17%, 02/15/2024	590,190	609,696
Ser. 1686, Class FE, 5.32%, 02/15/2024	57,056	59,116
Ser. 1691, Class EA, 5.83%, 02/15/2024	900,353	918,639
Ser. 1698, Class FC, 4.10%, 03/15/2009	2,647,009	2,744,736
Ser. 1730, Class FA, 4.14%, 05/15/2024	1,418,312	1,347,311
Ser. 2314, Class FG, 5.72%, 06/15/2029	2,821,803	2,841,330
Ser. 2315, Class FW, 5.87%, 04/15/2027	832,230	842,857
Ser. 2322, Class FE, 5.77%, 08/15/2028	2,146,828	2,227,720
Ser. 2339, Class F, 5.82%, 06/15/2029	3,837,510	3,971,593
Ser. 2388, Class FG, 5.82%, 12/31/2031	2,177,202	2,254,341
Ser. 2389, Class FI, 6.07%, 06/15/2031	2,250,594	2,331,683
Ser. 2391, Class EF, 5.82%, 06/15/2031	964,541	998,010
Ser. 2395, Class FD, 5.92%, 05/15/2029	2,258,395	2,343,062
Ser. 2396, Class FM, 5.77%, 12/15/2031	563,586	584,275
Ser. 2418, Class FO, 6.22%, 02/15/2032	5,121,712	5,302,047
Ser. 2422, Class FC, 5.82%, 02/15/2032	3,341,740	3,458,300
Ser. 2425, Class FO, 6.22%, 03/15/2032	7,512,042	7,794,570
Ser. 2431, Class F, 5.82%, 03/15/2032	8,846,761	9,161,087
Ser. 2436, Class FA, 6.32%, 03/15/2032	1,191,742	1,232,272

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2454, Class SL, IO, 6.84%, 03/15/2032	$2,399,994	$215,945
Ser. 2461, Class FI, 5.82%, 04/15/2028	1,220,698	1,265,839
Ser. 2464, Class FE, 6.32%, 03/15/2032	1,564,256	1,618,213
Ser. 2466, Class FV, 5.87%, 03/15/2032	1,723,399	1,788,699
Ser. 2470, Class FB, 5.77%, 04/15/2027	2,719,613	2,821,436
Ser. 2475, Class FD, 5.87%, 06/15/2031	3,832,143	3,975,695
Ser. 2481, Class FC, 6.32%, 05/15/2031	2,237,693	2,310,026
Ser. 2481, Class FE, 6.32%, 03/15/2032	3,648,874	3,758,624
Ser. 2526, Class FM, 5.72%, 05/15/2029	7,013,641	7,281,071
Ser. 2527, Class SX, IO, 6.32%, 02/15/2032	4,890,709	255,791
Ser. 2534, Class EF, 5.67%, 05/15/2022	4,588,156	4,749,842
Ser. 2534, Class FJ, 5.67%, 04/15/2022	3,343,764	3,462,033
Ser. 2547, Class FM, 5.87%, 01/15/2033	7,262,051	7,523,339
Ser. 2631, Class FC, 5.72%, 06/15/2033	5,284,859	5,477,651
Ser. 3190, Class SN, IIFRN, 17.29%, 03/15/2032	1,319,877	1,533,179
Ser. T-66, Class 2A1, 7.84%, 01/25/2036	36,028,967	36,610,153
Ser. T-67, Class 1A1C, 7.97%, 03/25/2036 µ	136,874,390	144,855,139
Ser. T-67, Class 2A1C, 7.91%, 03/25/2036	59,659,431	62,807,885
FNMA:
Ser. 1992-039, Class FA, 5.16%, 03/25/2022	924,734	958,006
Ser. 1992-045, Class F, 5.16%, 04/25/2022	202,933	209,831
Ser. 1992-187, Class FA, 5.02%, 10/25/2007	19,623	20,281
Ser. 1993-062, Class FA, 5.42%, 04/25/2023	1,531,670	1,587,209
Ser. 1993-113, Class FA, 4.55%, 07/25/2023	843,309	874,765
Ser. 1993-165, Class FE, 6.49%, 09/25/2023	2,813,477	2,914,396
Ser. 1993-170, Class FC, 5.07%, 09/25/2008	37,283	38,537
Ser. 1993-197, Class FB, 5.07%, 10/25/2008	63,345	62,929
Ser. 1993-229, Class FB, 5.17%, 12/25/2008	189,941	196,783
Ser. 1993-247, Class FO, 5.27%, 12/25/2023	432,758	447,199
Ser. 1994-14, Class F, 5.82%, 10/25/2023	1,719,320	1,783,123
Ser. 1994-33, Class FA, 5.22%, 03/25/2009	498,008	515,892
Ser. 1994-33, Class FD, 5.22%, 03/25/2009	242,645	250,876
Ser. 1994-55, Class F, 4.45%, 12/25/2023	311,649	321,275
Ser. 1994-80, Class F, 5.07%, 02/25/2009	297,808	308,562
Ser. 1997-43, Class FM, 5.84%, 07/18/2027	1,282,458	1,329,870
Ser. 1998-T2, Class A5, 7.06%, 01/25/2032	5,049,682	5,219,604
Ser. 1999-51, Class FJ, 5.92%, 10/25/2029	2,319,201	2,335,923
Ser. 2000-45, Class FA, 5.87%, 12/08/2030	3,338,521	3,441,347
Ser. 2000-45, Class FB, 5.87%, 12/18/2030	2,003,112	2,070,377
Ser. 2001-32, Class FA, 5.87%, 07/25/2031	5,051,022	5,229,626
Ser. 2001-38, Class FB, 5.82%, 08/25/2031	650,253	657,016
Ser. 2001-46, Class F, 5.72%, 09/18/2031	3,683,052	3,699,146
Ser. 2001-59, Class F, 5.92%, 11/25/2031	4,782,903	4,820,114
Ser. 2001-62, Class FK, 5.82%, 07/25/2028	273,859	274,533

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2001-63, Class FD, 5.92%, 12/18/2031	$ 1,357,231	$1,403,540
Ser. 2001-71, Class FS, 5.92%, 11/25/2031	1,809,615	1,873,476
Ser. 2001-81, Class F, 5.87%, 01/25/2032	940,892	947,694
Ser. 2001-81, Class FC, 5.97%, 01/18/2032	1,217,185	1,225,121
Ser. 2001-81, Class FL, 5.97%, 01/18/2032	2,589,111	2,682,008
Ser. 2002-04, Class FD, 5.87%, 02/25/2032	3,820,817	3,848,594
Ser. 2002-05, Class FD, 6.22%, 02/25/2032	1,677,610	1,739,480
Ser. 2002-13, Class FE, 6.22%, 02/27/2031	2,752,497	2,847,073
Ser. 2002-20, Class FK, 5.92%, 04/25/2032	4,674,441	4,705,433
Ser. 2002-34, Class FA, 5.82%, 05/18/2032	2,847,661	2,865,117
Ser. 2002-37, Class F, 6.12%, 11/25/2031	3,762,474	3,902,890
Ser. 2002-52, Class FG, 5.82%, 09/25/2032	13,044,747	13,132,668
Ser. 2002-64, Class FJ, 6.32%, 04/25/2032	5,068,488	5,191,348
Ser. 2002-77, Class TF, 6.32%, 12/18/2032	6,857,963	7,093,819
Ser. 2002-92, Class FB, 5.97%, 04/25/2030	2,146,513	2,222,436
Ser. 2002-95, Class FK, 5.82%, 01/25/2033	6,854,449	6,901,950
Ser. 2003-01, Class FI, 5.62%, 09/25/2023	1,536,362	1,538,728
Ser. 2003-102, Class FT, 5.72%, 10/25/2033	2,653,891	2,676,476
Ser. 2003-119, Class FE, 6.32%, 06/25/2027	13,452,981	13,900,696
Ser. 2003-W8, Class 3F2, 5.67%, 05/25/2042	1,363,747	1,372,789
Ser. G92-06, Class F, 4.47%, 08/25/2021	180,861	187,246
Ser. G92-20, Class FB, 5.16%, 04/25/2022	1,008,957	1,044,644
Ser. G93-19, Class FD, 4.55%, 04/25/2023	2,544,101	2,630,423
GNMA:
Ser. 2002-57, Class SL, IIFRN, 15.26%, 08/16/2032	1,203,930	1,571,478
Ser. 2002-66, Class DS, Pro-rata Principal STRIPS, IIFRN, 33.45%, 07/16/2031	332,637	644,124
Ser. 2003-1, Class SW, IO, 8.25%, 06/16/2031	33,960,492	519,762
Ser. 2004-41, Class SE, IO, 5.00%, 05/20/2030	10,161,856	380,257

		490,925,584

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $538,109,385)		543,557,509

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 74.0%
FIXED-RATE 4.9%
FHLMC:
5.50%, 10/01/2035	3,233,129	3,209,074
6.50%, 04/01/2018 - 09/01/2032	10,233,360	10,490,742
7.00%, 11/01/2012 - 09/01/2035	7,952,778	8,216,566
7.50%, 01/01/2016 - 06/01/2016	310,886	320,925
8.50%, 05/01/2020 - 03/01/2023	587,490	629,088
9.75%, 03/01/2016	16,402	16,548
FHLMC 15 year:
5.50%, TBA #	17,500,000	17,212,891
6.00%, TBA #	9,000,000	9,026,719

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FHLMC 30 year:
5.50%, TBA #	$ 9,000,000	$8,677,971
6.50%, TBA #	17,500,000	17,661,333
FNMA:
6.50%, 08/01/2013 - 09/01/2032	13,841,892	14,099,116
7.00%, 12/01/2007 - 07/01/2033	4,462,577	4,624,363
7.50%, 07/01/2010 - 01/01/2036	15,348,920	15,948,331
8.00%, 12/01/2026 - 05/01/2033	1,073,189	1,122,019
8.50%, 04/01/2026 - 06/01/2030	320,305	342,913
8.81%, 02/01/2032	273,464	300,610
9.00%, 05/01/2021 - 07/01/2030	354,910	383,306
9.50%, 08/01/2021 - 12/01/2024	424,425	461,280
10.00%, 01/01/2021	199,559	220,357
10.50%, 11/01/2019	72,951	78,116
10.75%, 10/01/2012	9,712	10,034
11.00%, 01/01/2016 - 01/01/2018	38,829	42,875
12.50%, 07/15/2015	131,727	145,795
GNMA:
6.50%, 01/20/2019 - 08/20/2034	10,474,670	10,648,427
6.75%, 02/15/2029	162,641	167,374
7.00%, 07/20/2034	284,029	294,047
7.50%, 02/20/2023 - 11/20/2023	36,182	37,651
7.89%, 10/20/2022	1,440,891	1,516,821
8.375%, 10/15/2020	1,721,411	1,815,641
9.00%, 05/15/2016 - 01/20/2025	350,295	368,706

		128,089,639

FLOATING-RATE 69.1%
FHLB, 5.89%, 02/01/2037 - 05/01/2037	21,605,268	21,609,742
FHLMC:
4.81%, 12/01/2032	15,655,453	16,131,535
4.86%, 11/01/2033	3,394,759	3,411,760
4.92%, 01/01/2017	9,229	9,292
4.93%, 04/01/2020	86,712	89,248
4.98%, 10/01/2034	21,507,906	21,508,982
5.01%, 11/01/2034 ##	35,307,105	35,357,947
5.06%, 10/01/2035	3,636,179	3,631,052
5.08%, 12/01/2033	9,590,083	9,893,226
5.19%, 06/01/2019	1,059,692	1,069,869
5.24%, 09/01/2016	471,379	480,775
5.25%, 01/01/2017	24,144	25,019
5.26%, 12/01/2033	15,744,525	16,100,666
5.30%, 03/01/2033	23,941,425	24,122,422
5.36%, 09/01/2026	1,848,698	1,860,183
5.39%, 06/01/2017	57,937	60,050
5.44%, 10/01/2018	71,658	74,090
5.46%, 10/01/2032	2,433,487	2,468,548

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.48%, 10/01/2033	$ 3,564,606	$3,611,234
5.51%, 04/01/2032	403,628	414,114
5.54%, 06/01/2016 - 05/01/2017	37,887	37,830
5.55%, 08/01/2016 - 02/01/2037	9,254,018	9,373,639
5.56%, 06/01/2030	7,476,640	7,551,630
5.57%, 05/01/2029	607,071	611,327
5.59%, 02/01/2018 - 06/01/2033	3,886,113	3,974,460
5.61%, 06/01/2020	931,537	962,557
5.62%, 01/01/2018 - 01/01/2020	157,473	157,224
5.625%, 12/01/2017 - 05/01/2019	228,986	228,631
5.63%, 09/01/2016 - 01/01/2026	465,744	465,644
5.64%, 10/01/2018 - 07/01/2030	599,883	606,628
5.65%, 01/01/2020	72,609	72,507
5.67%, 03/01/2018 - 06/01/2022	94,961	98,319
5.69%, 10/01/2033	3,759,691	3,804,000
5.70%, 10/01/2030	73,193	73,382
5.72%, 01/01/2022	136,321	136,348
5.73%, 01/01/2030	108,107	111,987
5.75%, 09/01/2015	10,148	10,289
5.76%, 03/01/2018	87,484	88,040
5.78%, 08/01/2018	9,820	10,167
5.83%, 07/01/2017	294,342	295,377
5.84%, 08/01/2029 - 09/01/2030	726,752	753,446
5.85%, 02/01/2027	255,112	258,923
5.87%, 12/01/2036	12,695,480	12,684,689
5.88%, 08/01/2018	13,219	13,668
5.89%, 10/01/2029	376,003	378,925
5.92%, 08/01/2031	754,842	779,352
5.99%, 08/01/2030	1,090,749	1,127,813
6.00%, 12/01/2017	4,810	4,831
6.01%, 07/01/2029	83,573	83,502
6.02%, 06/01/2031	8,378,948	8,634,003
6.03%, 07/01/2026 - 11/01/2036	11,961,341	11,970,448
6.04%, 07/01/2019	47,145	47,316
6.05%, 08/01/2018	8,381	8,412
6.06%, 03/01/2031	7,383,549	7,608,526
6.11%, 02/01/2018	5,696	5,748
6.13%, 06/01/2029	1,535,620	1,592,637
6.14%, 06/01/2020	5,230	5,268
6.15%, 12/01/2032	20,228,226	20,961,095
6.16%, 05/01/2027	208,436	212,682
6.18%, 08/01/2025 - 05/01/2031	835,690	865,514
6.22%, 12/01/2018 - 10/01/2032	3,437,704	3,575,395
6.23%, 05/01/2020	2,647	2,708
6.25%, 06/01/2018 - 10/01/2032	16,313,649	16,892,387

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.26%, 05/01/2020	$5,062	$5,174
6.28%, 12/01/2018	143,950	146,144
6.29%, 12/01/2018 - 05/01/2019	114,523	115,462
6.30%, 07/01/2031	814,675	841,714
6.31%, 08/01/2018 - 02/01/2029	711,755	721,831
6.33%, 09/01/2031	1,674,393	1,734,503
6.35%, 06/01/2032	436,750	442,440
6.36%, 05/01/2022	13,706	13,898
6.38%, 12/01/2017	186,782	188,866
6.40%, 01/01/2024 - 05/01/2032	7,625,941	7,911,161
6.43%, 04/01/2019	58,327	58,655
6.45%, 06/01/2021 - 02/01/2027	3,781,803	3,874,927
6.46%, 08/01/2029	1,130,042	1,172,407
6.49%, 01/01/2019 - 04/01/2025	3,756,448	3,910,020
6.51%, 11/01/2024	421,755	425,621
6.54%, 11/01/2024	7,732,996	7,993,520
6.56%, 01/01/2024	4,714	4,793
6.58%, 01/01/2027	274,294	276,406
6.60%, 02/01/2026	1,208,397	1,243,863
6.61%, 05/01/2027	695,039	711,580
6.62%, 10/01/2037	1,651,562	1,711,514
6.625%, 08/01/2019	40,137	40,369
6.64%, 05/01/2031	1,432,726	1,468,021
6.65%, 07/01/2028	665,381	683,430
6.66%, 05/01/2026	281,547	288,366
6.69%, 05/01/2028	1,490,225	1,534,843
6.70%, 07/01/2030	91,920	91,993
6.75%, 04/01/2017	23,966	24,167
6.76%, 08/01/2027	103,662	106,706
6.77%, 10/01/2029	715,202	730,480
6.78%, 04/01/2024	2,508	2,558
6.81%, 11/01/2029	885,825	922,099
6.84%, 07/01/2018	884,700	917,372
6.875%, 07/01/2023	16,693	16,700
6.89%, 02/01/2021 - 08/01/2029	664,152	692,804
6.94%, 09/01/2030	326,843	333,204
6.99%, 06/01/2022	60,881	61,449
7.01%, 06/01/2030	533,712	546,574
7.02%, 07/01/2028	1,500,564	1,510,288
7.03%, 06/01/2025	180,912	188,208
7.05%, 04/01/2018	68,186	68,960
7.06%, 07/01/2031	3,196,783	3,284,790
7.08%, 01/01/2031 - 06/01/2032	2,633,538	2,740,639
7.10%, 01/01/2023	159,264	160,304
7.11%, 03/01/2020	13,414	13,809

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
7.12%, 07/01/2031 - 05/01/2032	$ 1,714,739	$1,724,017
7.125%, 11/01/2022 - 10/01/2023	125,660	129,884
7.13%, 08/01/2033	1,980,823	2,012,224
7.14%, 07/01/2032	2,981,719	3,008,137
7.15%, 12/01/2026 - 03/01/2033	2,436,912	2,464,214
7.16%, 04/01/2023 - 05/01/2033	10,096,408	10,313,085
7.17%, 01/01/2029 - 04/01/2029	845,924	864,944
7.18%, 07/01/2031	1,642	1,657
7.19%, 10/01/2023 - 05/01/2025	678,466	691,468
7.21%, 02/01/2032 - 04/01/2032	523,857	529,470
7.22%, 02/01/2031 - 02/01/2033	3,517,290	3,564,345
7.23%, 01/01/2030 - 08/01/2032	1,820,833	1,887,804
7.24%, 08/01/2032	2,747,151	2,763,923
7.25%, 07/01/2027 - 02/01/2032	3,995,763	4,067,296
7.26%, 07/01/2019 - 05/01/2025	608,303	616,625
7.27%, 08/01/2027	29,847	30,220
7.28%, 10/01/2024 - 05/01/2033	10,433,250	10,722,838
7.29%, 06/01/2024 - 09/01/2032	3,571,809	3,658,581
7.30%, 05/01/2024 - 09/01/2032	12,244,037	12,714,413
7.31%, 07/01/2024 - 06/01/2030	4,385,873	4,473,710
7.32%, 03/01/2032	39,865	40,196
7.33%, 10/01/2032	310,693	322,300
7.34%, 10/01/2025 - 03/01/2030	47,519,971	49,559,013
7.35%, 07/01/2025 - 10/01/2033	11,165,803	11,604,560
7.38%, 10/01/2030	10,879,844	11,306,878
7.40%, 06/01/2026 - 11/01/2032	7,487,091	7,601,405
7.41%, 11/01/2023 - 12/01/2031	1,545,700	1,597,283
7.42%, 07/01/2029 - 01/01/2030	2,382,755	2,473,566
7.43%, 08/01/2029 - 11/01/2031	471,163	490,792
7.45%, 11/01/2018 - 06/01/2030	1,737,484	1,774,500
7.47%, 06/01/2030	893,756	933,466
7.48%, 02/01/2030 - 09/01/2031	1,496,125	1,560,242
7.49%, 12/01/2030	3,898,105	4,059,954
7.51%, 12/01/2027 - 11/01/2031	7,990,649	8,330,727
7.53%, 02/01/2023 - 01/01/2031	26,025,988	27,102,062
7.54%, 04/01/2020	274,273	283,168
7.61%, 05/01/2028	1,110,336	1,134,593
7.72%, 02/01/2024	60,456	61,161
FNMA:
3.73%, 01/01/2017	4,946	4,934
4.48%, 06/01/2033 - 04/01/2035	11,799,737	12,108,311
4.55%, 04/01/2033	3,782,956	3,877,341
4.56%, 04/01/2033	4,039,346	4,139,118
4.58%, 09/01/2018	40,673	41,115
4.68%, 01/01/2033 ƒ	2,019,345	2,080,148

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.82%, 11/01/2032	$ 4,026,880	$4,032,898
4.83%, 10/01/2032	6,508,191	6,548,607
4.85%, 10/01/2017 - 06/01/2025	147,695	149,745
4.86%, 02/01/2033	920,038	947,860
4.875%, 01/01/2023	73,892	74,562
4.88%, 01/01/2033	4,724,972	4,741,218
4.91%, 06/01/2018	147,839	147,459
5.00%, 01/01/2018 - 11/01/2032	5,508,045	5,623,424
5.03%, 10/01/2035	9,196,281	9,155,082
5.04%, 05/01/2033	13,291,890	13,431,382
5.08%, 05/01/2018 - 12/01/2032	5,231,314	5,396,212
5.11%, 03/01/2017	31,858	32,939
5.125%, 07/01/2017 - 08/01/2017	39,276	39,027
5.13%, 11/01/2017 - 11/01/2033	3,533,734	3,645,057
5.18%, 09/01/2032	653,983	660,410
5.19%, 09/01/2032	1,644,050	1,675,518
5.21%, 11/01/2023	29,084	30,055
5.23%, 04/01/2033 - 03/01/2034	26,323,198	27,111,915
5.25%, 09/01/2016 - 11/01/2028	1,198,886	1,216,511
5.27%, 12/01/2016	13,854	13,785
5.28%, 01/01/2023	58,123	60,062
5.29%, 01/01/2018	4,667	4,530
5.31%, 10/01/2017 - 02/01/2029	603,254	603,683
5.32%, 11/01/2032	1,012,926	1,012,328
5.34%, 01/01/2029	156,967	157,067
5.35%, 03/01/2014 - 11/01/2014	27,829	28,742
5.37%, 07/01/2035	10,476,794	10,885,703
5.375%, 07/01/2017	3,971	4,032
5.40%, 10/01/2032	3,621,391	3,755,092
5.46%, 08/01/2032	337,858	345,839
5.47%, 02/01/2017 - 06/01/2020	31,921,952	32,126,839
5.48%, 04/01/2042	10,121,984	10,220,674
5.50%, 07/01/2015 - 03/01/2030	2,585,721	2,659,702
5.51%, 01/01/2038	3,416,201	3,445,117
5.53%, 03/01/2018 - 12/01/2018	71,464	73,837
5.54%, 03/01/2035 ##	50,362,700	51,034,035
5.55%, 10/01/2017 - 11/01/2023	24,258,733	24,438,371
5.56%, 04/01/2018 - 01/01/2035	3,797,397	3,830,351
5.57%, 10/01/2018 - 08/01/2033	35,938,823	36,450,616
5.58%, 01/01/2038	3,771,251	3,790,622
5.59%, 11/01/2018	187,339	191,080
5.60%, 12/01/2017 - 04/01/2019	301,940	302,175
5.61%, 05/01/2019	9,698	9,728
5.62%, 05/01/2017 - 02/01/2035	8,820,175	8,945,725
5.625%, 02/01/2017 - 03/01/2023	409,159	409,935

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.63%, 10/01/2016 - 11/01/2020	$12,461,471	$12,612,839
5.64%, 01/01/2019 - 10/01/2034	4,704,037	4,738,975
5.65%, 06/01/2018 - 02/01/2035	10,923,542	11,049,484
5.66%, 04/01/2033 - 04/01/2034	10,106,379	10,324,339
5.67%, 09/01/2031	649,733	651,026
5.68%, 02/01/2018	38,461	39,140
5.69%, 04/01/2018	36,658	37,105
5.70%, 01/01/2019	438,102	440,487
5.71%, 06/01/2018	6,181	6,205
5.72%, 09/01/2034	21,772,016	22,721,494
5.74%, 07/01/2028	321,006	323,594
5.75%, 12/01/2016 - 04/01/2018	1,894,594	1,910,114
5.76%, 05/01/2028	266,400	268,288
5.78%, 09/01/2019 - 11/01/2033	4,341,147	4,397,895
5.80%, 11/01/2027	22,572	22,417
5.81%, 02/24/2035	3,143,820	3,254,514
5.83%, 05/01/2028	880,481	886,775
5.84%, 02/01/2035 - 01/01/2036	8,260,284	8,437,488
5.85%, 09/01/2018 - 12/01/2031	1,881,449	1,908,976
5.86%, 05/01/2032	1,258,150	1,271,247
5.87%, 05/01/2018 - 01/01/2037	7,364,793	7,384,002
5.875%, 05/01/2017 - 06/01/2019	566,456	573,085
5.88%, 06/01/2017 - 10/01/2035	643,700	661,820
5.89%, 04/01/2030	137,825	140,949
5.90%, 08/01/2032	618,923	642,783
5.92%, 07/01/2019	10,969	11,357
5.95%, 03/01/2033	2,459,977	2,511,858
5.97%, 10/01/2017	35,798	35,964
6.01%, 09/01/2023	111,283	113,654
6.04%, 10/01/2024	87,784	88,440
6.06%, 01/01/2036	642,488	661,114
6.10%, 02/01/2037	1,935,538	1,981,092
6.11%, 08/01/2035	31,051,765	32,069,021
6.12%, 01/01/2019 - 06/01/2034	1,935,631	1,984,998
6.125%, 01/01/2022	86,807	85,352
6.13%, 06/01/2028	114,448	114,695
6.15%, 03/01/2014 - 06/01/2024	337,054	342,534
6.17%, 04/01/2040	1,229,533	1,260,074
6.18%, 03/01/2030	130,247	130,426
6.21%, 01/01/2021 - 12/01/2036	3,293,348	3,384,749
6.22%, 01/01/2021 - 12/01/2031	1,012,474	1,021,331
6.23%, 07/01/2032 - 05/01/2041	67,782,922	69,495,381
6.24%, 02/01/2029	183,870	190,951
6.26%, 05/01/2034	2,357,387	2,439,189
6.27%, 07/01/2021	988,401	1,021,087

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.28%, 07/01/2017	$202,228	$207,332
6.29%, 09/01/2031 - 09/01/2033	2,293,341	2,365,922
6.30%, 06/01/2033	468,492	488,380
6.31%, 04/01/2034	13,540,715	13,980,653
6.33%, 06/01/2019 - 02/01/2034	1,172,267	1,204,361
6.34%, 09/01/2021 - 10/01/2029	2,084,303	2,144,285
6.35%, 06/01/2021	308,420	309,703
6.375%, 12/01/2020	115,952	117,620
6.38%, 11/01/2022 - 06/01/2028	989,819	1,021,643
6.39%, 11/01/2024 - 12/01/2029	1,043,172	1,071,120
6.40%, 06/01/2019 - 10/01/2024	102,825	104,752
6.41%, 01/01/2031	2,623,636	2,666,716
6.42%, 03/01/2015 - 12/01/2039	976,900	993,371
6.43%, 11/01/2027 - 01/01/2041	55,303,103	57,099,420
6.44%, 09/01/2032	1,565,565	1,621,158
6.45%, 07/01/2028	744,388	760,716
6.46%, 04/01/2031	58,553	60,296
6.47%, 09/01/2032	24,942,942	25,794,744
6.50%, 02/01/2017	13,168	13,505
6.52%, 06/01/2019 - 08/01/2031	1,219,342	1,230,488
6.53%, 05/01/2028 - 09/01/2031	1,831,664	1,849,381
6.54%, 09/01/2017	24,773	25,549
6.56%, 02/01/2029	4,109,091	4,248,677
6.57%, 08/01/2026 - 03/01/2030	668,473	673,201
6.59%, 11/01/2019 - 02/01/2035	4,228,536	4,324,962
6.60%, 07/01/2021 - 06/01/2030	2,791,727	2,877,756
6.61%, 09/01/2017	2,629	2,722
6.625%, 11/01/2021	19,324	19,799
6.63%, 11/01/2029	26,527	26,283
6.64%, 03/01/2032 - 08/01/2034	3,682,071	3,815,192
6.65%, 09/01/2019 - 09/01/2032	7,105,050	7,227,162
6.66%, 01/01/2033	694,965	698,690
6.67%, 04/01/2028 - 04/01/2034	14,711,408	15,283,028
6.68%, 08/01/2026 - 11/01/2032	5,882,967	6,103,203
6.69%, 01/01/2033 - 04/01/2034	758,620	767,813
6.70%, 06/01/2022 - 02/01/2035	15,970,241	16,430,072
6.71%, 12/01/2032	29,077,325	30,230,241
6.72%, 11/01/2017	28,173	28,833
6.73%, 06/01/2022 - 07/01/2032	5,462,135	5,513,642
6.74%, 01/01/2020 - 01/01/2032	79,030	79,794
6.75%, 05/01/2022 - 08/01/2033	254,342	255,921
6.76%, 08/01/2031 - 08/01/2032	3,263,004	3,336,594
6.78%, 04/01/2019	5,860	5,888
6.81%, 08/01/2031	167,751	172,373
6.82%, 10/01/2018 - 06/01/2023	2,777	2,839

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.83%, 02/01/2033	$653,304	$674,092
6.85%, 07/01/2032	18,949,669	19,537,108
6.86%, 05/01/2029 - 08/01/2033	1,733,694	1,763,911
6.87%, 09/01/2033	355,028	357,843
6.875%, 07/01/2020	63,909	65,112
6.88%, 02/01/2029 - 07/01/2032	9,267,969	9,814,863
6.89%, 06/01/2032	445,099	459,271
6.94%, 01/01/2022 - 05/01/2025	46,700	47,272
6.95%, 06/01/2031	412,183	424,000
6.96%, 07/01/2018 - 07/01/2026	1,768,343	1,783,131
6.97%, 05/01/2017 - 05/01/2032	1,237,791	1,253,031
7.00%, 03/01/2026 - 02/01/2027	829,092	841,181
7.02%, 05/01/2032	573,507	575,620
7.03%, 04/01/2018 - 01/01/2036	196,849,178	204,275,560
7.04%, 04/01/2028 - 03/01/2032	535,574	542,889
7.05%, 04/01/2030	658,516	678,588
7.06%, 07/01/2018 - 08/01/2025	2,371,571	2,467,023
7.07%, 11/01/2017 - 10/01/2032	4,131,831	4,265,258
7.08%, 12/01/2023 - 11/01/2039	490,141	504,906
7.10%, 03/01/2023 - 02/01/2033	2,349,297	2,411,112
7.11%, 05/01/2022	15,876	15,936
7.12%, 10/01/2017 - 06/01/2032	4,212,199	4,272,850
7.125%, 10/01/2018 - 01/01/2028	752,692	768,263
7.14%, 04/01/2030	3,156,579	3,265,954
7.15%, 10/01/2009	159,840	159,795
7.16%, 07/01/2019 - 09/26/2035	9,329,384	9,666,841
7.17%, 06/01/2032 - 08/01/2032	1,801,482	1,860,495
7.18%, 12/01/2024 - 04/01/2034	15,770,578	16,335,629
7.19%, 10/01/2025 - 08/01/2027	621,953	629,727
7.20%, 02/01/2033	1,106,195	1,118,759
7.21%, 01/01/2027 - 02/01/2032	9,886,487	10,212,217
7.22%, 08/01/2031 - 02/01/2035	23,995,975	24,811,142
7.23%, 07/01/2025 - 04/01/2034	17,574,592	18,249,494
7.24%, 12/01/2025 - 09/26/2035	9,370,427	9,724,734
7.25%, 02/01/2020 - 06/01/2027	85,587	88,119
7.26%, 01/01/2027 - 09/01/2028	2,626,283	2,717,576
7.27%, 08/01/2032	9,943,088	10,322,815
7.28%, 04/01/2024	131,314	132,822
7.30%, 09/01/2024 - 06/01/2032	1,684,486	1,718,307
7.31%, 05/01/2018 - 02/01/2035	6,572,170	6,825,196
7.32%, 10/01/2024 - 06/01/2040	4,373,196	4,573,400
7.33%, 05/01/2028 - 12/01/2028	2,297,541	2,313,813
7.34%, 12/01/2021 - 10/01/2031	1,545,954	1,563,005
7.36%, 05/01/2025 - 03/01/2032	4,480,751	4,658,517
7.37%, 04/01/2028	982,771	1,024,755

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
7.375%, 06/01/2025	$14,243	$14,357
7.38%, 09/01/2026 - 09/01/2033	831,348	868,154
7.39%, 07/01/2039	8,033,000	8,409,185
7.40%, 06/01/2024 - 01/01/2028	197,686	200,811
7.41%, 06/01/2027	349,893	353,276
7.42%, 05/01/2027 - 06/01/2033	1,295,961	1,313,262
7.43%, 07/01/2027 - 09/01/2033	2,300,368	2,384,306
7.44%, 11/01/2024	461,705	469,222
7.46%, 07/01/2024 - 02/01/2030	737,840	745,195
7.49%, 06/01/2032	289,166	291,347
7.50%, 02/01/2019 - 08/01/2040	8,656,304	9,057,710
7.52%, 11/01/2024 - 10/01/2029	1,333,333	1,343,806
7.54%, 01/01/2032	786,650	819,201
7.57%, 04/01/2040	7,236,142	7,460,479
7.60%, 02/01/2028 - 09/01/2030	91,025	92,192
7.62%, 04/01/2034	10,765,861	11,068,813
7.625%, 03/01/2024	7,937	7,959
7.68%, 01/01/2025	101,694	107,013
7.72%, 07/01/2020 - 04/01/2026	855,078	883,295
7.73%, 07/01/2033	384,067	407,702
7.75%, 02/01/2024 - 07/01/2028	845,666	854,528
7.76%, 01/01/2033	406,104	415,589
7.77%, 03/01/2030 - 04/01/2033	769,196	778,486
7.80%, 10/01/2028	677,779	685,646
7.82%, 09/01/2033	443,407	470,056
7.83%, 10/01/2025 - 11/01/2032	144,337	148,351
7.88%, 04/01/2033	2,686,179	2,746,994
7.91%, 08/01/2030	388,429	395,636
7.94%, 11/01/2031	151,514	157,258
7.95%, 06/01/2024	532	534
7.97%, 04/01/2024	1,319,192	1,397,552
7.98%, 01/01/2031	205,308	208,451
7.99%, 01/01/2033	1,721,721	1,766,210
8.03%, 03/01/2015 - 11/01/2031	260,334	267,464
8.16%, 09/01/2033	225,092	228,236
8.18%, 12/01/2032	1,309,170	1,347,424
8.24%, 05/01/2033	830,463	845,977
8.30%, 06/01/2033	141,444	145,058
8.375%, 12/01/2024	4,402	4,493
8.50%, 03/01/2032	253,171	273,002
8.53%, 12/01/2050	1,030,668	1,081,161
8.66%, 06/01/2032	305,772	296,530
8.72%, 02/01/2033	146,634	147,872
8.73%, 09/01/2033	111,016	113,396
8.80%, 11/01/2031	309,958	315,344

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
8.81%, 04/01/2033	$129,539	$131,157
8.85%, 08/01/2033	55,047	59,946
8.89%, 10/01/2032	50,485	49,831
8.92%, 02/01/2033	117,300	117,899
8.93%, 12/01/2031	201,015	205,633
8.97%, 04/01/2032	399,896	436,587
9.09%, 05/01/2033	61,347	62,112
9.10%, 10/01/2024 - 04/01/2032	267,505	276,260
9.12%, 11/01/2031	129,206	141,595
9.20%, 11/01/2031 - 04/01/2032	448,441	468,760
GNMA:
5.25%, 08/20/2017	31,091	31,804
5.375%, 04/20/2016 - 05/20/2027	11,292,210	11,566,860
5.50%, 04/20/2018 - 04/20/2033	3,846,868	3,931,918
5.75%, 07/20/2016 - 09/20/2027	9,047,099	9,260,017
5.875%, 04/20/2016 - 06/20/2019	86,953	88,565
6.00%, 01/20/2030 - 12/20/2032	680,819	695,195
6.125%, 09/20/2017 - 12/20/2032	46,280,249	47,348,083
6.25%, 07/20/2022	19,385	19,847
6.375%, 08/20/2015 - 01/20/2028	14,885,513	15,260,008
6.50%, 10/20/2015 - 03/20/2033	2,232,494	2,273,890
6.875%, 01/20/2022	10,679	10,945

		1,801,686,384

Total Agency Mortgage-Backed Pass Through Securities
(cost $1,928,836,397)		1,929,776,023

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 10.4%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	11,864,942	12,418,560
Ser. T-54, Class 3A, 7.00%, 02/25/2043	40,869,593	42,488,438
Ser. T-54, Class 4A, 6.19%, 02/25/2043	5,525,070	5,712,480
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	13,774,988	14,350,231
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	1,014,043	1,051,127
Ser. 2001-T12, Class A4, 6.30%, 08/25/2041	16,703,391	17,154,884
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,715,626	1,762,806
Ser. 2002-66, Class A3, 6.17%, 04/25/2042	25,475,916	26,227,965
Ser. 2002-T12, Class A5, 6.23%, 10/25/2041	3,998,464	4,154,844
Ser. 2002-W04, Class A6, 6.35%, 02/25/2027	7,506,290	7,732,304
Ser. 2003-07, Class A2, 6.05%, 05/25/2042	3,475,852	3,601,921
Ser. 2003-63, Class A8, 6.12%, 01/25/2043	5,017,389	5,142,523
Ser. 2003-W02, Class 2A8, 5.67%, 07/25/2042	36,248,218	36,154,698
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	10,899,783	11,488,153
Ser. 2003-W04, Class 5A, 6.44%, 10/25/2042	4,143,676	4,285,100
Ser. 2003-W08, Class 4A, 6.15%, 11/25/2042	1,798,500	1,865,170

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES continued
FNMA:
Ser. 2003-W10, Class 2A, 6.18%, 06/25/2043	$ 7,750,934	$8,025,085
Ser. 2003-W18, Class 2A, 6.21%, 06/25/2033	39,322,022	40,358,943
Ser. 2004-T03, Class 2A, 6.12%, 08/25/2043	6,201,192	6,376,004
Ser. 2004-W12, Class 2A, 6.12%, 06/25/2044	19,612,931	20,369,990

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $273,950,478)		270,721,226

YANKEE OBLIGATIONS - GOVERNMENT 0.2%
Instituto Nacional de Habitação U.S. Aid Agcy., FRN, 5.52%, 12/01/2016
(cost $5,937,500)	5,937,500	5,959,884

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø
(cost $530,225)	530,225	530,225

Total Investments (cost $2,749,538,281) 105.5%		2,752,711,518
Other Assets and Liabilities (5.5%)		(144,366,938)

Net Assets 100.0%		$2,608,344,580

µ All or a portion of this security has been segregated as collateral for reverse repurchase agreements.

# When-issued or delayed delivery security

## All or a portion of this security has been segregated for when-issued or delayed delivery securities.

ƒ All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.

q Rate shown is the 7-day annualized yield at period end.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2007

The following table shows the percent of total investments by credit quality based on Moody's and Standard & Poor's ratings as of June 30, 2007 (unaudited):

AAA	100%

The following table shows the percent of total investments based on effective maturity as of June 30, 2007 (unaudited):

1 to 3 year(s)	25.4%
3 to 5 years	45.6%
5 to 10 years	29.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

Assets
Investments in securities, at value (cost $2,749,008,056)	$2,752,181,293
Investments in affiliated money market fund, at value (cost $530,225)	530,225

Total investments	2,752,711,518
Cash	813,878
Receivable for securities sold	52,771,787
Principal paydown receivable	13,256,107
Receivable for Fund shares sold	4,065,295
Interest receivable	16,831,590
Receivable for daily variation margin on open futures contracts	17,500
Prepaid expenses and other assets	4,690

Total assets	2,840,472,365

Liabilities
Dividends payable	3,440,948
Payable for securities purchased	105,852,039
Payable for Fund shares redeemed	4,131,205
Payable for reverse repurchase agreements	117,931,028
Advisory fee payable	44,893
Distribution Plan expenses payable	60,957
Due to other related parties	212,309
Accrued expenses and other liabilities	454,406

Total liabilities	232,127,785

Net assets	$2,608,344,580

Net assets represented by
Paid-in capital	$2,918,655,517
Overdistributed net investment income	(3,628,052)
Accumulated net realized losses on investments	(309,809,568)
Net unrealized gains on investments	3,126,683

Total net assets	$2,608,344,580

Net assets consists of
Class A	$311,031,343
Class B	274,387,188
Class C	497,661,011
Class I	1,361,685,380
Class IS	163,579,658

Total net assets	$2,608,344,580

Shares outstanding (unlimited number of shares authorized)
Class A	33,764,342
Class B	29,786,443
Class C	54,024,258
Class I	147,821,383
Class IS	17,757,744

Net asset value per share
Class A	$9.21
Class A — Offering price (based on sales charge of 2.25%)	$9.42
Class B	$9.21
Class C	$9.21
Class I	$9.21
Class IS	$9.21

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended June 30, 2007

Investment income
Interest	$158,194,081
Income from affiliate	35,852

Total investment income	158,229,933

Expenses
Advisory fee	6,321,802
Distribution Plan expenses
Class A	1,121,009
Class B	3,412,988
Class C	6,065,218
Class IS	589,801
Administrative services fee	2,996,852
Transfer agent fees	2,516,300
Trustees’ fees and expenses	66,272
Printing and postage expenses	174,769
Custodian and accounting fees	937,548
Registration and filing fees	167,188
Professional fees	112,741
Interest expense	10,816,998
Other	142,100

Total expenses	35,441,586
Less: Expense reductions	(62,692)
Expense reimbursements	(154,064)

Net expenses	35,224,830

Net investment income	123,005,103

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(14,931,825)
Futures contracts	163,800

Net realized losses on investments	(14,768,025)
Net change in unrealized gains or losses on investments	24,292,068

Net realized and unrealized gains or losses on investments	9,524,043

Net increase in net assets resulting from operations	$132,529,146

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2007		2006

Operations
Net investment income		$123,005,103		$134,089,428
Net realized losses on investments		(14,768,025)		(2,849,280)
Net change in unrealized gains or
losses on investments		24,292,068		(24,813,117)

Net increase in net assets resulting
from operations		132,529,146		106,427,031

Distributions to shareholders from
Net investment income
Class A		(16,869,533)		(21,924,949)
Class B		(12,922,255)		(12,848,093)
Class C		(22,966,221)		(26,028,794)
Class I		(69,741,414)		(68,977,724)
Class IS		(10,561,636)		(13,719,949)
Tax basis return of capital
Class A		0		(2,643,965)
Class B		0		(1,955,684)
Class C		0		(3,958,879)
Class I		0		(7,643,877)
Class IS		0		(1,633,485)

Total distributions to shareholders		(133,061,059)		(161,335,399)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	7,574,489	70,162,344	9,337,124	86,677,013
Class B	442,324	4,114,399	644,337	6,090,474
Class C	1,598,624	14,845,168	3,228,459	30,158,020
Class I	20,822,090	193,227,611	63,350,828	588,504,240
Class IS	8,171,017	75,750,193	13,229,481	122,832,042

		358,099,715		834,261,789

Net asset value of shares issued in
reinvestment of distributions
Class A	1,334,808	12,382,011	2,039,374	18,898,321
Class B	903,929	8,384,718	1,012,982	9,385,179
Class C	1,346,163	12,486,860	1,662,025	15,400,216
Class I	5,163,271	47,886,980	5,196,346	48,136,356
Class IS	606,608	5,630,736	907,405	8,408,363

		86,771,305		100,228,435

Automatic conversion of Class B
shares to Class A shares
Class A	362,761	3,362,141	518,651	4,804,186
Class B	(362,761)	(3,362,141)	(518,651)	(4,804,186)

		0		0

Payment for shares redeemed
Class A	(28,177,822)	(261,539,553)	(47,746,725)	(442,418,593)
Class B	(14,645,059)	(135,826,560)	(18,087,933)	(167,587,758)
Class C	(28,736,793)	(266,626,022)	(58,688,835)	(543,906,253)
Class I	(45,963,956)	(426,500,616)	(109,664,438)	(1,015,782,865)
Class IS	(24,103,743)	(223,922,617)	(36,414,744)	(337,592,514)

		(1,314,415,368)		(2,507,287,983)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended June 30,

	2007	2006

Capital share transactions
continued
Net decrease in net assets resulting
from capital share transactions	$(869,544,348)	$(1,572,797,759)

Total decrease in net assets	(870,076,261)	(1,627,706,125)

Net assets
Beginning of period	3,478,420,841	5,106,126,968

End of period	$2,608,344,580	$3,478,420,841

Overdistributed net investment
income	$(3,628,052)	$(4,354,236)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be credit-

NOTES TO FINANCIAL STATEMENTS continued

worthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

NOTES TO FINANCIAL STATEMENTS continued

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses. During the year ended June 30, 2007, the following amounts were reclassified:

Paid-in capital	$(3,055,265)
Overdistributed net investment income	10,782,140
Accumulated net realized losses on investments	(7,726,875)

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $154,064.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended June 30, 2007, EIS received $12,923 from the sale of Class A shares and $1,342,178 and $20,832 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$1,062,037,714	$37,201,157	$903,188,991	$25,306,177

At June 30, 2007, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	June 30, 2007	Loss

September 2007	700 Eurodollar Futures	$165,719,054	$165,672,500	$46,554

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $2,754,210,941. The gross unrealized appreciation and depreciation on securities based on tax cost was $13,088,783 and $14,588,206, respectively, with a net unrealized depreciation $1,499,423.

NOTES TO FINANCIAL STATEMENTS continued

As of June 30, 2007, the Fund had $290,868,676 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013	2014	2015

$187,870	$426,146	$981,922	$10,210,807	$124,196,026	$95,791,789	$47,790,373	$11,283,743

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2007, the Fund incurred and will elect to defer post-October losses of $14,314,786.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
		Carryovers
		and
Overdistributed	Unrealized	Post-October
Ordinary Income	Depreciation	Losses

$3,628,052	$1,499,423	$305,183,462

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and futures transactions.

The tax character of distributions paid was as follows:

	Year Ended June 30,

	2007	2006

Ordinary Income	$133,061,059	$ 143,499,509
Return of Capital	0	17,835,890

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is

NOTES TO FINANCIAL STATEMENTS continued

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%.

During the year ended June 30, 2007, the Fund had average borrowings outstanding of $3,014 at a rate of 5.89% and paid interest of $178.

During the year ended June 30, 2007, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $202,562,181 with a weighted average interest rate of 5.34% and paid interest of $10,816,820 representing 0.36% of the Fund’s average daily net assets. The maximum amount outstanding under reverse repurchase agreements during the year ended June 30, 2007 was $312,704,278 (including accrued interest). At June 30, 2007, reverse repurchase agreements outstanding were as follows:

Repurchase		Interest	Maturity
Amount	Counterparty	Rate	Date

$117,931,028	Lehman Brothers	5.45%	07/02/2007

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with

NOTES TO FINANCIAL STATEMENTS continued

EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Adjustable Rate Fund, a series of the Evergreen Select Fixed Income Trust, as of June 30, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Adjustable Rate Fund as of June 30, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 27, 2007

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566905 rv4 8/2007

Evergreen Institutional Enhanced Income Fund

Evergreen

INSTITUTIONAL ENHANCED INCOME FUND

Annual Report
as of June 30, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
20	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Institutional Enhanced Income Fund covering the twelve-month period ended June 30, 2007.

The domestic fixed-income market produced generally moderate results for the twelve-month period, although increasing uncertainties led to modest returns in the closing months of the period. The U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the twelve-month period, but investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of 2007, concerns grew about potentially rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. While yields of longer-maturity securities trended downward for most of the fiscal year, they began moving higher in the final months of the period. At the same time, spreads, or yield advantages, of lower-quality corporate bonds began to widen late in the fiscal year as investors began to envision the possibility that the Fed might raise short-term interest rates. Over the full twelve-month period, longer-maturity bonds produced results very similar to shorter- and intermediate-term securities in the high-grade sectors. Although they experienced increasing volatility in the final weeks of the fiscal year, high-yielding, lower-rated corporate bonds outperformed higher-quality securities for the twelve-month period.

The domestic equity market, in contrast, delivered solid performance during the fiscal year, propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. Internationally, emerging markets extended their performance advantage over developed markets during the fiscal year.

1

LETTER TO SHAREHOLDERS continued

While the pace of the domestic economy’s growth appeared to slow late in 2006 and in the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter of 2007. After rising by 3.3% in 2006, U.S. Gross Domestic Product slowed to an annual growth rate of merely 0.7% in the first three months of 2007. However, evidence of renewed economic strength became apparent in subsequent months. The economy produced solid gains in employment and personal income, resisting the effects of weakness in the housing market and rising energy prices. Despite some areas of weakness, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures. Outside the U.S., growth in emerging markets, notably China and India, combined with a rebounding European economy helped to sustain a robust global expansion that showed few signs of slowing.

During this period, the managers of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each of their fund’s objectives. The team managing Evergreen Short Intermediate Bond Fund, for example, focused on the higher-quality tiers of the markets, while keeping duration, or price sensitivity to changes in interest rates, close to neutral. At the same time, the managers of Evergreen Adjustable Rate Fund continued to emphasize AAA-rated adjustable rate mortgages with relatively stable cash flows. The teams supervising Evergreen Limited Duration Fund and Evergreen Ultra Short Opportunities Fund maintained portfolios of shorter-maturity, higher-quality securities, while the managers of Evergreen Institutional Enhanced Income Fund continued to pursue a conservative strategy designed to generate a higher yield than a money market fund with only minimal price variability.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Notification to Shareholders:

The Fund’s investment advisor has informed the Board of Trustees that it expects to propose the liquidation of the Fund in the near future. The Fund would likely be liquidated within the next three to nine months. As a result, investors should consider an investment in the Fund to be a short-term investment. Between the time a shareholder purchases shares of the Fund and such liquidation, the net asset value of Fund shares may decline. A liquidation of shares is considered a taxable event. It is possible that the Fund’s investment performance will be adversely affected as a result of the anticipated liquidation. The Fund has a limited number of shareholders, some of whom, including affiliates of the Fund’s investment advisor, have large positions in the Fund. Redemptions made by one or more large shareholders in anticipation of the liquidation may adversely affect the management of the Fund. Shareholders will be provided advanced notice of the liquidation.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• J. Kellie Allen
• Sheila Nye
• Bryan K. White, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 7/1/2005

Class I
Class inception date	7/1/2005

Nasdaq symbol	EIEIX

Average annual return

1-year	5.50%

Since portfolio inception	4.82%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Institutional Enhanced Income Fund Class I shares versus a similar investment in the Merrill Lynch 3 Month U.S. Dollar LIBOR† (ML 3-Month USD LIBOR) and the Consumer Price Index (CPI).

The ML 3-Month USD LIBOR is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class I shares returned 5.50% for the twelve-month period ended June 30, 2007. During the same period, the ML 3-Month USD LIBOR returned 5.56%.

The fund seeks to achieve as high a level of current income as is consistent with preservation of capital, and a high degree of liquidity.

It was a relatively unusual period for investing in the short-term fixed-income markets. The Federal Reserve Board left the key fed funds rate unchanged at 5.25% throughout the fiscal year, while short-term market rates fluctuated minimally. This led to an environment in which there was relatively little difference in the yields offered within the universe of securities with maturities of two years or less, providing fewer opportunities to gain yield by extending duration.

The fund is managed with the goal of seeking a higher yield than money market funds in most environments, while maintaining a net asset value that fluctuates only minimally. The fund’s net asset value stood at $9.98 at the end of the fiscal year —the same as at the start of the period. Throughout the twelve-month period, we focused exclusively on high-quality investments, and the fund had a weighted average credit quality of AA at the end of the period.

To gain additional yield, we maintained investments in asset-backed and mortgage-backed securities, and these investments helped fund performance. However, with a flat-to-inverted yield curve among shorter-term securities, the market offered few opportunities to add yield by extending duration and this held back performance. Duration, at times, became shorter as some mortgage-backed holdings either came to maturity or were called back by their issuers. The effective maturity of fund holdings at the end of the fiscal year was 50 days.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of Evergreen funds with certain financial services firms.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,025.95	$ 0.25
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.55	$ 0.25

*	Expenses are equal to the Fund’s annualized expense ratio (0.05% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS I	2007	2006[1]

Net asset value, beginning of period	$ 9.98	$ 10.00

Income from investment operations
Net investment income (loss)	0.54	0.42
Net realized and unrealized gains or losses on investments	0	(0.01)

Total from investment operations	0.54	0.41

Distributions to shareholders from net investment income	(0.54)	(0.43)

Net asset value, end of period	$ 9.98	$ 9.98

Total return	5.50%	4.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$938,031	$807,958
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.04%	0.09%
Expenses excluding waivers/reimbursements and expense reductions	0.24%	0.25%
Net investment income (loss)	5.37%	4.52%
Portfolio turnover rate	127%	113%

1 For the period from July 1, 2005 (commencement of class operations), to June 30, 2006.

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

June 30, 2007

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 15.4%
Altius Funding, Ltd., Ser. 2006-3A, Class A1A, FRN, 5.44%, 12/02/2041 144A (h)	$ 14,989,492	$14,999,685
Capital One Auto Fin. Trust, Ser. 2007-A, Class A2, 5.33%, 05/15/2010	10,000,000	9,999,700
Carlyle Loan Investment, Ltd., Ser. 2006-6A, Class 1, FRN, 5.40%, 11/15/2007
144A (h) +	10,000,000	10,000,000
Chase Funding Mtge. Loan, Ser. 2003-2, Class 2A2, FRN, 5.60%, 02/25/2033	807,057	807,827
CPS Auto Trust:
Ser. 2006-A, Class 1A2, 5.22%, 01/15/2010 144A	2,363,645	2,363,276
Ser. 2006-D, Class A2, 5.32%, 08/15/2010 144A	11,999,998	11,996,254
First Horizon Asset Back Trust:
Ser. 2006-HE1, Class A, FRN, 5.48%, 10/25/2034	15,516,287	15,521,143
Ser. 2006-HE2, Class A, FRN, 5.45%, 10/25/2026 (h)	12,824,850	12,816,770
GS Auto Loan Trust, Ser. 2006-1, Class A2, 5.47%, 02/15/2009	6,288,997	6,294,809
Pinnacle Capital Asset Trust, Ser. 2006-A, Class A3, 5.29%, 05/25/2009 144A	25,000,000	24,990,250
Providian Gateway Master Trust, Ser. 2004-EA, Class A, FRN, 5.45%, 11/15/2011
144A	1,800,000	1,800,563
Renaissance Home Equity Loan Trust, Ser. 2006-2, Class AF1, 6.00%,
08/25/2036	5,284,574	5,272,653
Susquehanna Auto Lease Trust, Ser. 2006-1, Class A2, 5.20%, 05/14/2008 144A	7,391,480	7,390,076
Zais Levered Loan Fund, Ltd., Ser. 2006-1A, Class 1, FRN, 5.43%, 01/02/2008
144A (h) +	20,000,000	20,000,000

Total Asset-Backed Securities (cost $144,276,136)		144,253,006

CERTIFICATES OF DEPOSIT 2.7%
Barclays Bank plc, 5.35%, 05/09/2008	15,000,000	14,988,750
Deutsche Bank AG, 5.35%, 04/14/2008	10,000,000	9,993,590

Total Certificates of Deposit (cost $25,000,000)		24,982,340

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.0%
FLOATING-RATE 6.0%
BCC Funding Corp., Ser. 2007-1A, Class A, 5.47%, 06/20/2013 144A (h)	8,946,742	8,956,852
Citicorp Residential Mtge. Securities, Ser. 2006-3, Class A1A, 5.82%,
12/31/2036	13,697,761	13,670,485
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-WF2, Class AF1, 5.46%, 08/25/2035	1,789,827	1,791,051
Credit Suisse Mtge. Capital Comml. Trust, Ser. 2006-TFLA, Class A1, 5.44%,
04/15/2021 144A	13,798,851	13,809,014
GMAC Mtge. Corp. Loan Trust, Ser. 2006-HE3, Class A1, 5.42%, 10/25/2036	8,872,806	8,878,729
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-FL1A, Class A1A,
5.41%, 02/15/2020 144A	1,274,643	1,275,487
Residential Asset Mtge. Products, Inc., Ser. 2006-RP1, Class A1, 5.45%,
10/25/2045 144A	7,963,860	7,966,807

Total Commercial Mortgage-Backed Securities (cost $56,344,354)		56,348,425

COMMERCIAL PAPER 60.1%
Anglesea Funding, LLC:
5.17%, 09/05/2007	15,000,000	14,855,700
5.23%, 07/20/2007	9,600,000	9,574,080

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Bavaria Trust Corp.:
5.31%, 07/02/2007	$ 25,000,000	$25,000,000
5.35%, 07/12/2007	25,295,000	25,257,409
Berkeley Square Finance, LLC, 5.33%, 07/06/2007	50,000,000	49,970,389
Brahms Funding Corp., 5.29%, 08/24/2007 (h)	25,000,000	24,803,500
Broadhollow Funding, LLC, 5.34%, 07/09/2007	30,000,000	29,968,850
Chesham Finance, LLC, 5.12%, 01/04/2008	15,000,000	14,593,500
East Fleet Finance, LLC, 5.30%, 07/16/2007	29,125,000	29,064,970
Ebury Finance, LLC:
5.20%, 10/10/2007	15,000,000	14,778,600
5.22%, 07/24/2007	25,000,000	24,917,750
Fenway Funding, LLC:
5.30%, 07/13/2007	16,000,000	15,973,600
5.33%, 07/12/2007	20,000,000	19,970,389
Foxboro Funding, Ltd., 5.50%, 07/02/2007	29,000,000	29,000,000
Gemini Securitization Corp., 5.30%, 07/16/2007	25,000,000	24,948,472
Giro Balanced Funding Corp., 5.30%, 07/12/2007	25,000,000	24,963,194
KKR Pacific Funding Trust, 5.33%, 07/23/2007	20,000,000	19,937,817
Morrigan Trust Funding, LLC, 5.35%, 07/11/2007	25,000,000	24,966,563
Ottimo Funding, LLC, 5.38%, 07/27/2007	26,563,000	26,463,758
Paradigm Funding, LLC, 5.34%, 07/05/2007	30,000,000	29,986,650
Rhineland Funding, LLC, 5.30%, 07/03/2007	20,000,000	19,997,000
Stratford Receivables Co., LLC, 5.28%, 07/09/2007	40,000,000	39,958,933
Thornburg Mortgage Capital Resources, LLC, 5.32%, 07/23/2007	25,000,000	24,922,417

Total Commercial Paper (cost $563,898,280)		563,873,541

CORPORATE BONDS 12.6%
FINANCIALS 12.6%
Capital Markets 7.8%
Bear Stearns Cos., FRN, 5.33%, 01/09/2008	25,000,000	24,990,275
Credit Suisse First Boston Corp., 5.36%, 01/16/2008	15,000,000	14,998,800
Goldman Sachs Group, Inc., FRN:
5.43%, 12/19/2014	20,000,000	20,007,680
5.46%, 01/30/2008	3,000,000	3,001,611
Merrill Lynch & Co., Inc., 4.25%, 09/14/2007	10,000,000	9,975,010

		72,973,376

Diversified Financial Services 2.7%
MBIA Global Funding, LLC, FRN, 5.37%, 09/25/2008 144A	25,000,000	25,008,675

Insurance 2.1%
Chubb Corp., 4.93%, 11/16/2007	20,000,000	19,954,420

Total Corporate Bonds (cost $117,951,017)		117,936,471

FUNDING AGREEMENTS 5.2%
Jackson National Life Funding Agreement, 5.41%, 10/01/2007 (h) +	18,000,000	18,000,000
Metropolitan Life Global Funding, 5.42%, 09/14/2007 (h) +	16,000,000	16,000,000
New York Life Funding Agreement, FRN, 5.37%, 10/11/2007 (h) +	15,000,000	15,000,000

Total Funding Agreements (cost $49,000,000)		49,000,000

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE 0.5%
FINANCIALS 0.5%
Insurance 0.5%
Jackson National Life Insurance Co., 7.30%, 11/21/2007 (cost $5,034,930)	$ 5,000,000	$5,027,800

TIME DEPOSIT 0.4%
Deutsche Bank AG, 5.28%, 07/02/2007 (cost $3,501,210)	3,501,210	3,501,210

Total Investments (cost $965,005,927) 102.9%		964,922,793
Other Assets and Liabilities (2.9%)		(26,891,754)

Net Assets 100.0%		$938,031,039

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.

Summary of Abbreviations
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2007 (unaudited):

AAA	31.7%
AA	63.1%
A	5.2%

100.0%

The following table shows the percent of total investments based on effective maturity as of June 30, 2007 (unaudited):

Less than 1 year	89.5%
1 to 3 year(s)	10.5%

100.0%

See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

Assets
Investments in securities, at value (cost $965,005,927)	$964,922,793
Cash	7,344
Interest receivable	2,737,939
Receivable for securities lending income	42
Receivable from investment advisor	8,498
Prepaid expenses and other assets	48,383

Total assets	967,724,999

Liabilities
Dividends payable	437,061
Payable for Fund shares redeemed	29,181,190
Due to related parties	6,110
Accrued expenses and other liabilities	69,599

Total liabilities	29,693,960

Net assets	$938,031,039

Net assets represented by
Paid-in capital	$938,884,683
Overdistributed net investment income	(76,119)
Accumulated net realized losses on investments	(694,391)
Net unrealized losses on investments	(83,134)

Total net assets	$938,031,039

Shares outstanding (unlimited number of shares authorized)—Class I	93,964,192

Net asset value per share—Class I	$9.98

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Year Ended June 30, 2007

Investment income
Interest	$45,623,714
Securities lending	42

Total investment income	45,623,756

Expenses
Advisory fee	1,013,738
Administrative services fee	506,869
Transfer agent fees	1,997
Trustees’ fees and expenses	18,952
Printing and postage expenses	23,693
Custodian and accounting fees	247,939
Registration and filing fees	125,615
Professional fees	34,946
Other	23,410

Total expenses	1,997,159
Less: Expense reductions	(47,761)
Fee waivers and expense reimbursements	(1,653,575)

Net expenses	295,823

Net investment income	45,327,933

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(281,408)
Net change in unrealized gains or losses on investments	656,851

Net realized and unrealized gains or losses on investments	375,443

Net increase in net assets resulting from operations	$45,703,376

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2007		2006 (a)

Operations
Net investment income		$45,327,933		$22,349,769
Net realized losses on investments		(281,408)		(404,589)
Net change in unrealized gains or losses
on investments		656,851		(739,985)

Net increase in net assets resulting from
operations		45,703,376		21,205,195

Distributions to shareholders from
net investment income		(45,338,527)		(22,423,688)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	80,789,353	806,486,469	113,762,188	1,136,731,540

Net asset value of shares issued in
reinvestment of distributions
Class I	2,848,270	28,434,318	1,067,155	10,656,785

Payment for shares redeemed
Class I	(70,644,454)	(705,212,411)	(33,858,320)	(338,212,018)

Net increase in net assets resulting from
capital share transactions		129,708,376		809,176,307

Total increase in net assets		130,073,225		807,957,814
Net assets
Beginning of period		807,957,814		0

End of period		$938,031,039		$807,957,814

Overdistributed net investment income		$(76,119)		$(77,067)

(a) For the period from July 1, 2005 (commencement of operations), to June 30, 2006.

See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Enhanced Income Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class I shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

14

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

During the year ended June 30, 2007, the following amounts were reclassified:

Overdistributed net investment income	$11,542
Accumulated net realized losses on investments	(11,542)

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.12% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2007, EIMC voluntarily waived its advisory fee in the amount of $1,013,738 and reimbursed other expenses in the amount of $639,837.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the combined aggregate average daily net assets of the Fund and the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the combined aggregate average daily net assets of the Fund and the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

15

NOTES TO FINANCIAL STATEMENTS continued

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$0	$818,891,214	$79,322,745	$700,076,336

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $965,005,927. The gross unrealized appreciation and depreciation on securities based on tax cost was $55,197 and $138,331, respectively, with a net unrealized depreciation of $83,134.

As of June 30, 2007, the Fund had $615,510 in capital loss carryovers for federal income tax purposes expiring in 2015.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2007, the Fund incurred and will elect to defer post-October losses of $78,881.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2007, the Fund did not participate in the interfund lending program.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
		Carryovers and
Overdistributed	Unrealized	Post-October
Ordinary Income	Depreciation	Losses

$76,119	$83,134	$694,391

The tax character of distributions paid were $45,338,527 and $22,423,688 of ordinary income for the year ended June 30, 2007 and the period ended June 30, 2006, respectively.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is

16

NOTES TO FINANCIAL STATEMENTS continued

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the year ended June 30, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals

17

NOTES TO FINANCIAL STATEMENTS continued

Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006.

18

NOTES TO FINANCIAL STATEMENTS continued

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

12. LIQUIDATION

The Fund’s investment advisor has informed the Board of Trustees that it expects to propose the liquidation of the Fund in the near future. The Fund would likely be liquidated within the next three to nine months. As a result, investors should consider an investment in the Fund to be a short-term investment. Between the time a shareholder purchases shares of the Fund and such liquidation, the net asset value of Fund shares may decline. A liquidation of shares is considered a taxable event. It is possible that the Fund’s investment performance will be adversely affected as a result of the anticipated liquidation. The Fund has a limited number of shareholders, some of whom, including affiliates of the Fund’s investment advisor, have large positions in the Fund. Redemptions made by one or more large shareholders in anticipation of the liquidation may adversely affect the management of the Fund. Shareholders will be provided advanced notice of the liquidation.

19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Enhanced Income Fund, a series of the Evergreen Select Fixed Income Trust, as of June 30, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Enhanced Income Fund as of June 30, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 27, 2007

20

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

577498  rv2   8/2007

Evergreen Limited Duration Fund

Evergreen

LIMITED DURATION FUND

Annual Report
as of June 30, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
31	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Limited Duration Fund covering the twelvemonth period ended June 30, 2007.

The domestic fixed-income market produced generally moderate results for the twelve-month period, although increasing uncertainties led to modest returns in the closing months of the period. The U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the twelve-month period, but investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of 2007, concerns grew about potentially rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. While yields of longer-maturity securities trended downward for most of the fiscal year, they began moving higher in the final months of the period. At the same time, spreads, or yield advantages, of lower-quality corporate bonds began to widen late in the fiscal year as investors began to envision the possibility that the Fed might raise short-term interest rates. Over the full twelve-month period, longer-maturity bonds produced results very similar to shorter- and intermediate-term securities in the high-grade sectors. Although they experienced increasing volatility in the final weeks of the fiscal year, high-yielding, lower-rated corporate bonds outperformed higher-quality securities for the twelve-month period.

The domestic equity market, in contrast, delivered solid performance during the fiscal year, propelled by the combination of better-than-

1

LETTER TO SHAREHOLDERS continued

expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. Internationally, emerging markets extended their performance advantage over developed markets during the fiscal year.

While the pace of the domestic economy’s growth appeared to slow late in 2006 and in the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter of 2007. After rising by 3.3% in 2006, U.S. Gross Domestic Product slowed to an annual growth rate of merely 0.7% in the first three months of 2007. However, evidence of renewed economic strength became apparent in subsequent months. The economy produced solid gains in employment and personal income, resisting the effects of weakness in the housing market and rising energy prices. Despite some areas of weakness, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures. Outside the U.S., growth in emerging markets, notably China and India, combined with a rebounding European economy helped to sustain a robust global expansion that showed few signs of slowing.

During this period, the managers of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each of their fund’s objectives. The team managing Evergreen Short Intermediate Bond Fund, for example, focused on the higher-quality tiers of the markets, while keeping duration, or price sensitivity to changes in interest rates, close to neutral. At the same time, the managers of Evergreen Adjustable Rate Fund continued to emphasize AAA-rated adjustable rate mortgages with relatively stable cash flows. The teams supervising Evergreen Limited Duration Fund and Evergreen Ultra Short

2

LETTER TO SHAREHOLDERS continued

Opportunities Fund maintained portfolios of shorter-maturity, higher-quality securities, while the managers of Evergreen Institutional Enhanced Income Fund continued to pursue a conservative strategy designed to generate a higher yield than a money market fund with only minimal price variability.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Sub-Advisor:
• Tattersall Advisory Group, Inc.

Portfolio Managers:
• Lisa Brown-Premo
• Douglas Williams, CFA
• Laura Lake, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/30/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	7/28/1998

Nasdaq symbol	ESDAX	ESDBX	ESDCX	ESDIX	ESDSX

Average annual return*

1-year with sales charge	2.88%	2.41%	3.41%	N/A	N/A

1-year w/o sales charge	5.24%	4.41%	4.41%	5.45%	5.19%

5-year	2.51%	2.15%	2.15%	3.17%	2.91%

10-year	4.42%	4.21%	4.21%	4.76%	4.52%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund’s Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Limited Duration Fund Class A shares versus a similar investment in the Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI) and the Consumer Price Index (CPI).

The LB1-3GCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 5.24% for the twelve-month period ended June 30, 2007, excluding any applicable sales charges. During the same period, the LB1-3GCI returned 5.34%.

The fund seeks to provide current income consistent with preservation of capital and low fluctuation of principal.

During the twelve-month period, interest rates fell across securities of different maturities as fixed-income investors anticipated that the U.S. Federal Reserve Board (the “Fed”) would ease the target fed funds rate. During the first ten months of the fiscal year, interest rates declined as the yield curve inverted—the yields of longer-term securities dropped below those of shorter-term securities. However, in May and June there was a significant sell-off as the market realized a Fed ease was unlikely and that the Fed’s primary focus was on controlling inflation. Although opportunities were limited given the shape of the yield curve, the fund’s duration, or sensitivity to interest-rate changes, was extended from 1.63 years to 1.68 years in anticipation of a stable short-term interest rate environment. Extending duration contributed to fund performance in a market environment of neutral interest rates. Additionally, the approach to the fund’s duration was a barbell strategy, meaning we allocated our investments across securities with very short maturities of less than one year and securities with maturities of three to five years.

Consistent with the long-term strategy of the fund, a majority of net assets were invested in spread products, which typically offer a yield advantage or “spread” over Treasuries, including structured products and corporate bonds. This strategy contributed to performance for the first three quarters of the fiscal year, which was slightly offset by spread widening in the final quarter when corporate bonds and other spread products performed poorly.

Holding back relative results was the decision to reduce investments in corporate bonds, which performed well during a period in which business profits continued to surpass expectations. We reduced the allocation to corporates as we built up investments in mortgage-backed securities and structured products. We did this because we believed these structured products sectors tend to offer the most compelling relative value amongst shorter duration securities over the longer term while also offering the opportunity for credit ratings upgrades.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,021.46	$ 3.21
Class B	$ 1,000.00	$ 1,017.43	$ 7.15
Class C	$ 1,000.00	$ 1,017.43	$ 7.15
Class I	$ 1,000.00	$ 1,022.47	$ 2.16
Class IS	$ 1,000.00	$ 1,021.21	$ 3.41
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.62	$ 3.21
Class B	$ 1,000.00	$ 1,017.70	$ 7.15
Class C	$ 1,000.00	$ 1,017.70	$ 7.15
Class I	$ 1,000.00	$ 1,022.66	$ 2.16
Class IS	$ 1,000.00	$ 1,021.42	$ 3.41

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.64% for Class A, 1.43% for Class B, 1.43% for Class C, 0.43% for Class I and 0.68% for
Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.03	$10.18	$10.22	$10.49	$10.45

Income from investment operations
Net investment income (loss)	0.46[1]	0.39	0.29[1]	0.25	0.37
Net realized and unrealized gains or losses on investments	0.06	(0.16)	0.02	(0.22)	0.05

Total from investment operations	0.52	0.23	0.31	0.03	0.42

Distributions to shareholders from
Net investment income	(0.48)	(0.38)	(0.31)	(0.26)	(0.38)
Net realized gains	0	0	(0.04)	(0.04)	0

Total distributions to shareholders	(0.48)	(0.38)	(0.35)	(0.30)	(0.38)

Net asset value, end of period	$10.07	$10.03	$10.18	$10.22	$10.49

Total return[2]	5.24%	2.26%	3.05%	0.34%	4.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,637	$3,693	$3,902	$6,054	$6,440
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.63%	0.61%	0.60%	0.60%	0.51%
Expenses excluding waivers/reimbursements and expense
reductions	0.73%	0.71%	0.70%	0.71%	0.57%
Net investment income (loss)	4.55%	3.80%	2.86%	2.44%	3.30%
Portfolio turnover rate	80%	61%	103%	125%	147%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.03	$10.18	$10.22	$10.49	$10.45

Income from investment operations
Net investment income (loss)	0.38[1]	0.30[1]	0.21[1]	0.17	0.28
Net realized and unrealized gains or losses on investments	0.06	(0.15)	0.02	(0.22)	0.05

Total from investment operations	0.44	0.15	0.23	(0.05)	0.33

Distributions to shareholders from
Net investment income	(0.40)	(0.30)	(0.23)	(0.18)	(0.29)
Net realized gains	0	0	(0.04)	(0.04)	0

Total distributions to shareholders	(0.40)	(0.30)	(0.27)	(0.22)	(0.29)

Net asset value, end of period	$10.07	$10.03	$10.18	$10.22	$10.49

Total return[2]	4.41%	1.46%	2.23%	(0.47%)	3.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,549	$4,495	$7,018	$8,423	$8,747
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.42%	1.41%	1.40%	1.41%	1.40%
Expenses excluding waivers/reimbursements and expense
reductions	1.42%	1.41%	1.40%	1.41%	1.40%
Net investment income (loss)	3.75%	2.98%	2.08%	1.61%	2.39%
Portfolio turnover rate	80%	61%	103%	125%	147%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.03	$10.18	$ 10.22	$ 10.49	$ 10.45

Income from investment operations
Net investment income (loss)	0.38[1]	0.30[1]	0.21[1]	0.17	0.28
Net realized and unrealized gains or losses on investments	0.06	(0.15)	0.02	(0.22)	0.05

Total from investment operations	0.44	0.15	0.23	(0.05)	0.33

Distributions to shareholders from
Net investment income	(0.40)	(0.30)	(0.23)	(0.18)	(0.29)
Net realized gains	0	0	(0.04)	(0.04)	0

Total distributions to shareholders	(0.40)	(0.30)	(0.27)	(0.22)	(0.29)

Net asset value, end of period	$10.07	$10.03	$ 10.18	$ 10.22	$ 10.49

Total return[2]	4.41%	1.46%	2.23%	(0.47%)	3.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,147	$7,758	$11,909	$19,121	$27,444
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.42%	1.41%	1.40%	1.41%	1.40%
Expenses excluding waivers/reimbursements and expense
reductions	1.42%	1.41%	1.40%	1.41%	1.40%
Net investment income (loss)	3.75%	2.98%	2.06%	1.61%	2.39%
Portfolio turnover rate	80%	61%	103%	125%	147%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.03	$ 10.18	$ 10.22	$ 10.49	$ 10.45

Income from investment operations
Net investment income (loss)	0.48	0.40	0.32	0.27	0.37
Net realized and unrealized gains or losses on investments	0.06	(0.15)	0.01	(0.22)	0.06

Total from investment operations	0.54	0.25	0.33	0.05	0.43

Distributions to shareholders from
Net investment income	(0.50)	(0.40)	(0.33)	(0.28)	(0.39)
Net realized gains	0	0	(0.04)	(0.04)	0

Total distributions to shareholders	(0.50)	(0.40)	(0.37)	(0.32)	(0.39)

Net asset value, end of period	$ 10.07	$ 10.03	$ 10.18	$ 10.22	$ 10.49

Total return	5.45%	2.48%	3.26%	0.53%	4.20%

Ratios and supplemental data
Net assets, end of period (thousands)	$240,001	$317,409	$371,364	$403,182	$445,835
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.42%	0.41%	0.40%	0.41%	0.39%
Expenses excluding waivers/reimbursements and expense
reductions	0.42%	0.41%	0.40%	0.41%	0.39%
Net investment income (loss)	4.74%	4.00%	3.08%	2.61%	3.57%
Portfolio turnover rate	80%	61%	103%	125%	147%

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS IS	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.03	$10.18	$ 10.22	$ 10.49	$ 10.45

Income from investment operations
Net investment income (loss)	0.45[1]	0.37[1]	0.29[1]	0.25[1]	0.35
Net realized and unrealized gains or losses on investments	0.06	(0.15)	0.02	(0.22)	0.05

Total from investment operations	0.51	0.22	0.31	0.03	0.40

Distributions to shareholders from
Net investment income	(0.47)	(0.37)	(0.31)	(0.26)	(0.36)
Net realized gains	0	0	(0.04)	(0.04)	0

Total distributions to shareholders	(0.47)	(0.37)	(0.35)	(0.30)	(0.36)

Net asset value, end of period	$10.07	$10.03	$ 10.18	$ 10.22	$ 10.49

Total return	5.19%	2.22%	3.00%	0.27%	3.94%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,342	$4,969	$13,452	$21,040	$36,522
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.68%	0.66%	0.65%	0.66%	0.65%
Expenses excluding waivers/reimbursements and expense
reductions	0.68%	0.66%	0.65%	0.66%	0.65%
Net investment income (loss)	4.51%	3.66%	2.80%	2.36%	3.31%
Portfolio turnover rate	80%	61%	103%	125%	147%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 5.6%
FIXED-RATE 1.5%
GNMA, Ser. 2005-12, Class A, 4.04%, 05/16/2021	$ 4,101,014	$4,010,510

FLOATING-RATE 4.1%
FHLMC:
6.30%, 12/15/2031 - 01/15/2032	8,229,057	8,490,476
Ser. T-67, Class 1A1C, 7.97%, 03/25/2036	1,975,037	2,090,195

		10,580,671

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $14,609,534)		14,591,181

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 21.4%
FIXED-RATE 21.4%
FHLMC:
4.00%, 12/01/2014	3,735,480	3,575,750
5.50%, 01/01/2018 - 11/01/2018	6,299,098	6,227,777
FHLMC 15 year, 5.50%, TBA #	5,000,000	4,917,969
FHLMC 30 year:
5.50%, TBA #	8,000,000	7,713,752
6.50%, TBA #	9,000,000	9,082,971
FNMA:
3.72%, 05/01/2008	3,205,000	3,176,112
5.50%, 07/01/2014 ##	9,671,608	9,643,117
5.50%, 08/01/2014	1,489,419	1,485,032
5.58%, 06/01/2011 ##	9,000,000	9,074,232
6.50%, 08/01/2010	17,659	17,844
GNMA:
6.50%, 12/15/2008 - 10/15/2010	34,890	35,170
9.00%, 03/15/2009 - 04/15/2021	108,261	116,134
14.00%, 02/15/2012 - 06/15/2012	237,327	269,058

Total Agency Mortgage-Backed Pass Through Securities
(cost $56,250,081)		55,334,918

ASSET-BACKED SECURITIES 5.8%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 6.71%, 09/15/2039 144A	2,500,000	2,501,950
Capital Auto Receivables Asset Trust, Ser. 2004-2, Class A4, 3.75%, 07/15/2009	3,000,000	2,963,547
CPS Auto Trust, Ser. 2005-D, Class A1, 4.93%, 12/15/2015 144A	798,520	796,795
Credit-Based Asset Servicing and Securitization, LLC, Ser. 2003-CB3, Class AF1,
2.88%, 12/25/2032	506,793	493,866
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%,
06/25/2024	335,647	335,013
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.85%, 05/24/2035 144A	2,746,356	2,702,908
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	366,744	366,541
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.51%,
03/25/2031	911,081	909,089
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.91%, 01/25/2035 144A	4,000,000	4,028,840

Total Asset-Backed Securities (cost $15,082,912)		15,098,549

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
FIXED-RATE 0.1%
Diversified REIT, Ser. 1999-1A, Class A1, 6.78%, 09/18/2007 144A
(cost $139,423)	$126,246	$126,515

CORPORATE BONDS 31.0%
CONSUMER DISCRETIONARY 1.5%
Automobiles 1.1%
DaimlerChrysler AG, 4.05%, 06/04/2008 (p)	3,000,000	2,958,564

Household Durables 0.4%
Black & Decker Corp., 6.55%, 07/01/2007 144A	1,000,000	1,000,000

FINANCIALS 22.9%
Capital Markets 8.3%
Allied Capital Corp., 6.625%, 07/15/2011	3,000,000	3,031,848
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 (h) +	3,500,000	3,475,500
Bear Stearns Cos., FRN, 5.66%, 01/30/2009	4,000,000	4,011,176
Lehman Brothers Holdings, Inc., FRN, 3.33%, 09/28/2007	3,000,000	2,990,940
Merrill Lynch & Co., Inc., FRN, 5.62%, 09/09/2009	4,000,000	4,017,020
Morgan Stanley, FRN, 5.48%, 01/18/2008	4,000,000	4,003,256

		21,529,740

Commercial Banks 7.3%
FBOP Corp., 10.00%, 01/15/2009 144A	6,250,000	6,610,688
First Republic Bank, 7.75%, 09/15/2012	1,515,000	1,642,199
First Tennessee Bank, 5.32%, 12/08/2008	3,500,000	3,492,584
Fleet Capital Trust V, FRN, 6.36%, 12/18/2028	4,000,000	4,025,704
Popular, Inc., 4.25%, 04/01/2008	3,000,000	2,969,817

		18,740,992

Diversified Financial Services 3.1%
Citigroup, Inc., FRN, 5.64%, 11/05/2014	4,000,000	4,029,604
JPMorgan Chase Capital XIII, FRN, 6.30%, 09/30/2034	4,000,000	4,039,172

		8,068,776

Insurance 0.8%
American International Group, Inc., 2.875%, 05/15/2008	2,000,000	1,956,506

Thrifts & Mortgage Finance 3.4%
Fannie Mae, FRN, 3.92%, 02/17/2009	5,000,000	4,820,950
Washington Mutual, Inc., FRN, 5.66%, 01/15/2010	4,000,000	4,012,588

		8,833,538

INDUSTRIALS 1.5%
Industrial Conglomerates 1.5%
General Electric Co., 3.45%, 07/16/2007	4,000,000	3,997,844

MATERIALS 0.7%
Chemicals 0.7%
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016	2,000,000	1,901,954

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 1.3%
SBC Communications, Inc., 7.25%, 11/01/2027	$3,150,000	$3,232,580

Wireless Telecommunication Services 1.2%
Nextel Partners, Inc., 8.125%, 07/01/2011	3,000,000	3,129,150

UTILITIES 1.9%
Electric Utilities 1.1%
Entergy Corp., 3.60%, 06/01/2008	3,000,000	2,947,116

Multi-Utilities 0.8%
Dominion Resources, Inc., 6.30%, 09/30/2066	2,000,000	2,013,390

Total Corporate Bonds (cost $80,608,078)		80,310,150

U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Notes:
4.625%, 03/31/2008 (p)	5,500,000	5,485,392
4.875%, 04/30/2008 (p)	3,000,000	2,996,955
5.00%, 07/31/2008 (p)	5,500,000	5,500,005
5.125%, 06/30/2008 (p)	4,000,000	4,005,004

Total U.S. Treasury Obligations (cost $17,991,022)		17,987,356

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 10.9%
FIXED-RATE 6.6%
Banc America Comml. Mtge., Inc., Ser. 2006-2, Class A1, 5.61%, 05/10/2045 (h)	2,628,334	2,660,374
Harborview NIM Corp.:
Ser. 2006-9A, Class N1, 6.41%, 11/19/2036 144A	3,045,450	3,045,084
Ser. 2006-14, Class N1, 6.41%, 03/19/2037 144A	3,413,679	3,412,006
Ser. 2006-14, Class N2, 8.35%, 12/19/2036 144A	2,500,000	2,504,575
Ser. 2006-SB1, Class N1, 6.41%, 12/19/2036 144A	5,474,237	5,459,511

		17,081,550

FLOATING-RATE 4.3%
First Horizon Alternative Mtge. Securities, Ser. 2005-AA10, Class 2A1, 5.76%,
12/25/2035	2,572,236	2,579,799
GSR Mtge. Loan Trust, Ser. 2005-AR1, Class 2A1, 4.94%, 01/25/2035	5,991,909	5,928,455
Structured Asset Securities Corp.:
Ser. 2004-2AC, Class B2, 5.03%, 02/25/2034	351,839	345,419
Ser. 2006-RF3, Class 2A, 5.92%, 10/25/2036 144A	2,338,641	2,343,646

		11,197,319

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $28,338,329)		28,278,869

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.8%
FLOATING-RATE 2.8%
Banc America Funding Corp., Ser. 2006-D, Class 2A1, 5.81%, 05/20/2036	$ 3,899,216	$3,899,255
Banc America Mtge. Securities, Inc., Ser. 2002-E, Class A1, 7.47%, 05/20/2032	38,206	38,293
IndyMac INDX Mtge. Loan Trust:
Ser. 2005-AR3, Class 4A1, 5.47%, 04/25/2035	1,846,926	1,831,079
Ser. 2006-AR6, Class N1, 6.65%, 06/25/2046 144A	1,424,436	1,425,860

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $7,259,898)		7,194,487

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 4.4%
FIXED-RATE 2.2%
Countrywide Alternative Loan Trust, Ser. 2004-30CB, Class 1A3, 5.50%,
02/25/2035	4,964,128	4,824,157
MASTR Resecuritization Trust, Ser. 2005-2, 4.75%, 03/28/2034	919,755	890,516

		5,714,673

FLOATING-RATE 2.2%
Countrywide Home Loans, Inc., Ser. 2004-HYB8, Class 1M2, 7.22%, 01/20/2035	2,368,742	2,404,060
Harborview Mtge. Loan Trust, Ser. 2004-7, Class B4, 5.34%, 11/19/2034	3,408,253	3,278,706

		5,682,766

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $11,606,714)		11,397,439

YANKEE OBLIGATIONS - CORPORATE 13.6%
CONSUMER STAPLES 0.4%
Beverages 0.4%
SABMiller plc, FRN, 5.65%, 07/01/2009 144A	1,000,000	1,002,323

FINANCIALS 10.5%
Commercial Banks 1.9%
KfW Bankengruppe, 3.25%, 07/16/2007	5,000,000	4,996,680

Diversified Financial Services 5.8%
Preferred Term Securities XII, Ltd., FRN, 6.98%, 12/24/2033 144A	1,400,000	1,424,864
Preferred Term Securities XIII, Ltd., FRN, 6.93%, 03/24/2034 144A	5,000,000	5,086,150
Preferred Term Securities XIV, Ltd., FRN, 6.93%, 06/24/2034 144A	4,320,000	4,398,149
Preferred Term Securities XXIII, Ltd., FRN, 6.96%, 12/22/2036 144A	4,000,000	4,027,160

		14,936,323

Insurance 1.2%
Oil Insurance, Ltd., Ser. A, 7.56%, 12/29/2049 144A +	3,000,000	3,111,543

Real Estate Investment Trusts 1.6%
Westfield Capital Corp., Ltd., FRN, 5.66%, 11/02/2007 144A	4,000,000	4,004,648

INDUSTRIALS 1.1%
Machinery 1.1%
CNH Global NV, 3.48%, 09/15/2011	3,000,000	2,963,031

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 0.4%
Telecom Italia Capital, 4.875%, 10/01/2010	$1,000,000	$974,733

Wireless Telecommunication Services 1.2%
Rogers Wireless, 8.00%, 12/15/2012	3,000,000	3,195,648

Total Yankee Obligations - Corporate (cost $34,898,142)		35,184,929

	Shares	Value

PREFERRED STOCKS 1.4%
FINANCIALS 1.4%
Thrifts & Mortgage Finance 1.4%
Fannie Mae, Ser. O, Var. Rate Pfd. (cost $3,902,500)	70,000	3,646,566

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 3.2%
CORPORATE BONDS 0.7%
Commercial Banks 0.4%
Canadian Imperial Bank of Commerce, FRN, 5.33%, 08/15/2007	$1,000,000	1,000,000

Insurance 0.3%
Metropolitan Life Global Funding, FRN, 5.31%, 07/29/2007	750,000	750,000

REPURCHASE AGREEMENTS (v) 2.5%
Bank of America Corp., 5.39%, dated 06/29/2007, maturing 07/02/2007;
maturity value is $6,408,430	6,405,553	6,405,553

Total Investments of Cash Collateral from Securities Loaned (cost $8,155,553)		8,155,553

SHORT-TERM INVESTMENTS 3.2%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bill, 4.83%, 10/25/2007 † ƒ	500,000	492,294

COMMERCIAL PAPER 0.9%
Reed Elsevier NV, 5.47%, 07/17/2007	2,500,000	2,494,458

	Shares	Value

MUTUAL FUND SHARES 2.1%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø ##	5,402,194	5,402,194

Total Short-Term Investments (cost $8,388,946)		8,388,946

Total Investments (cost $287,231,132) 110.4%		285,695,458
Other Assets and Liabilities (10.4%)		(27,019,345)

Net Assets 100.0%		$258,676,113

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2007

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
(v)	Collateralized by U.S. government agency obligations at period end.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2007 (unaudited):

AAA	56.6%
AA	7.6%
A	22.6%
BBB	9.0%
BB	2.0%
NR	2.2%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of June 30, 2007 (unaudited):

Less than 1 year	30.1%
1 to 3 year(s)	32.4%
3 to 5 years	21.7%
5 to 10 years	14.4%
10 to 20 years	1.4%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

Assets
Investments in securities, at value (cost $281,828,938) including $12,080,621 of securities loaned	$280,293,264
Investments in affiliated money market fund, at value (cost $5,402,194)	5,402,194

Total investments	285,695,458
Cash	835,114
Receivable for securities sold	32,398,789
Principal paydown receivable	81,195
Receivable for Fund shares sold	706,141
Dividends and interest receivable	2,765,503
Credit default swap income receivable	310
Receivable for daily variation margin on open futures contracts	40,000
Receivable for securities lending income	3,381
Unrealized gains on credit default swap transactions	6,151
Prepaid expenses and other assets	12,333

Total assets	322,544,375

Liabilities
Dividends payable	479,718
Payable for securities purchased	55,003,455
Payable for Fund shares redeemed	176,237
Unrealized losses on credit default swap transactions	3,849
Credit default swap loss payable	285
Deferred swap discount	3,438
Payable for securities on loan	8,155,553
Advisory fee payable	4,557
Distribution Plan expenses payable	560
Due to other related parties	2,451
Accrued expenses and other liabilities	38,159

Total liabilities	63,868,262

Net assets	$258,676,113

Net assets represented by
Paid-in capital	$268,743,399
Overdistributed net investment income	(8,711)
Accumulated net realized losses on investments	(8,527,250)
Net unrealized losses on investments	(1,531,325)

Total net assets	$258,676,113

Net assets consists of
Class A	$4,636,598
Class B	3,549,143
Class C	6,146,909
Class I	240,001,215
Class IS	4,342,248

Total net assets	$258,676,113

Shares outstanding (unlimited number of shares authorized)
Class A	460,285
Class B	352,318
Class C	610,194
Class I	23,825,155
Class IS	431,056

Net asset value per share
Class A	$10.07
Class A — Offering price (based on sales charge of 2.25%)	$10.30
Class B	$10.07
Class C	$10.07
Class I	$10.07
Class IS	$10.07

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended June 30, 2007

Investment income
Interest	$14,647,850
Dividends	250,600
Income from affiliate	218,357
Securities lending	31,333

Total investment income	15,148,140

Expenses
Advisory fee	645,876
Distribution Plan expenses
Class A	12,799
Class B	40,525
Class C	68,277
Class IS	11,567
Administrative services fee	292,257
Transfer agent fees	67,927
Trustees’ fees and expenses	7,428
Printing and postage expenses	26,699
Custodian and accounting fees	102,448
Registration and filing fees	64,496
Professional fees	28,372
Other	8,247

Total expenses	1,376,918
Less: Expense reductions	(14,183)
Expense reimbursements	(4,266)

Net expenses	1,358,469

Net investment income	13,789,671

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(1,159,228)
Foreign currency related transactions	(142,070)
Futures contracts	(140,218)
Credit default swap transactions	4,323

Net realized losses on investments	(1,437,193)
Net change in unrealized gains or losses on investments	3,613,987

Net realized and unrealized gains or losses on investments	2,176,794

Net increase in net assets resulting from operations	$15,966,465

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2007		2006

Operations
Net investment income		$13,789,671		$14,769,550
Net realized losses on investments		(1,437,193)		(2,761,638)
Net change in unrealized gains or losses
on investments		3,613,987		(3,090,927)

Net increase in net assets resulting from
operations		15,966,465		8,916,985

Distributions to shareholders from
Net investment income
Class A		(202,813)		(138,182)
Class B		(158,737)		(178,829)
Class C		(267,344)		(276,657)
Class I		(13,427,987)		(13,599,917)
Class IS		(216,132)		(310,623)

Total distributions to shareholders		(14,273,013)		(14,504,208)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	603,709	6,108,699	235,154	2,367,865
Class B	73,653	744,232	85,789	866,764
Class C	92,052	929,696	134,453	1,356,495
Class I	5,893,694	59,513,272	6,724,950	67,932,192
Class IS	38,155	385,030	160,555	1,615,994

		67,680,929		74,139,310

Net asset value of shares issued in
reinvestment of distributions
Class A	12,072	121,977	9,383	94,587
Class B	9,642	97,422	10,009	100,942
Class C	18,543	187,353	18,505	186,584
Class I	681,251	6,883,169	574,301	5,789,863
Class IS	9,304	93,999	17,616	177,820

		7,383,920		6,349,796

Automatic conversion of Class B shares
to Class A shares
Class A	3,540	35,672	7,342	73,955
Class B	(3,540)	(35,672)	(7,342)	(73,955)

		0		0

Payment for shares redeemed
Class A	(527,224)	(5,324,108)	(267,179)	(2,692,326)
Class B	(175,640)	(1,773,678)	(329,893)	(3,325,578)
Class C	(273,929)	(2,766,084)	(549,708)	(5,548,529)
Class I	(14,396,737)	(145,413,566)	(12,146,413)	(122,503,348)
Class IS	(111,812)	(1,128,400)	(1,004,687)	(10,153,512)

		(156,405,836)		(144,223,293)

Net decrease in net assets resulting from
capital share transactions		(81,340,987)		(63,734,187)

Total decrease in net assets		(79,647,535)		(69,321,410)
Net assets
Beginning of period		338,323,648		407,645,058

End of period		$258,676,113		$338,323,648

Undistributed (overdistributed) net
investment income		$(8,711)		$174,362

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Limited Duration Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

21

NOTES TO FINANCIAL STATEMENTS continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

22

NOTES TO FINANCIAL STATEMENTS continued

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

h. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums or discounts received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized against interest income. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

i. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

23

NOTES TO FINANCIAL STATEMENTS continued

j. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

k. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and mortgage paydown gains and losses. During the year ended June 30, 2007, the following amounts were reclassified:

Overdistributed net investment income	$300,269
Accumulated net realized losses on investments	(300,269)

l. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.22% and declining to 0.17% as average daily net assets increase.

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $4,266.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

24

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended June 30, 2007, EIS received $3,948 from the sale of Class A shares and $15,880 and $862 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended June 30, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$121,817,305	$119,614,607	$123,639,599	$152,541,993

At June 30, 2007, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	June 30, 2007	Loss

September 2007	200 2-Year U.S Treasury	$40,794,550	$40,756,250	$38,300
	Note Futures

25

NOTES TO FINANCIAL STATEMENTS continued

At June 30, 2007, the Fund had open short futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	June 30, 2007	Gain

September 2007	30 5-Year U.S Treasury	$ 3,142,614	$ 3,122,343	$ 20,271
Note Futures

September 2007	20 10-Year U.S	2,134,139	2,114,063	20,076
Treasury Note Futures

During the year ended June 30, 2007, the Fund loaned securities to certain brokers. At June 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $12,080,621 and $12,416,427, respectively. Of the total value of the collateral received for securities on loan, $4,260,874 represents the market value of U.S. government agency obligations received as non-cash collateral.

At June 30, 2007, the Fund had the following open credit default swap contracts outstanding:

				Fixed
		Reference		Payments	Frequency
		Debt	Notional	Made by	of Payments	Unrealized
Expiration	Counterparty	Obligation	Amount	the Fund	Made	Gain

06/20/2012	Goldman Sachs	Sara Lee,	$2,500,000	0.35%	Quarterly	$6,151
	Group, Inc.	6.125%
		11/01/2032

Fixed
		Reference		Payments	Frequency
		Debt	Notional	Received by	of Payments	Unrealized
Expiration	Counterparty	Obligation	Amount	the Fund	Received	Loss

06/20/2012	Goldman	Dow Jones	$2,500,000	0.35%	Quarterly	$3,849
	Sachs Group,	CDX, North
	Inc.	America
Investment
Grade Index

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $287,231,132. The gross unrealized appreciation and depreciation on securities based on tax cost was $958,831 and $2,494,505, respectively, with a net unrealized depreciation of $1,535,674.

As of June 30, 2007, the Fund had $7,028,141 in capital loss carryovers for federal income tax purposes with $1,677,975 expiring in 2013, $3,495,209 expiring in 2014 and $1,854,957 expiring in 2015.

For income tax purposes, capital and currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2007, the Fund incurred and will elect to defer post-October capital and currency losses of $1,497,062 and $59,712, respectively.

26

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

		Capital Loss
		Carryovers and
Overdistributed	Unrealized	Post-October
Ordinary Income	Depreciation	Losses

$12,560	$1,529,523	$8,525,203

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to futures contracts.

The tax character of distributions paid were $14,273,013 and $14,504,208 of ordinary income for the years ended June 30, 2007 and June 30, 2006, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an

27

NOTES TO FINANCIAL STATEMENTS continued

annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the year ended June 30, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

28

NOTES TO FINANCIAL STATEMENTS continued

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS

29

NOTES TO FINANCIAL STATEMENTS continued

157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

13. REORGANIZATION

At a regular meeting of the Board of Trustees held on June 14, 2007, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Evergreen Ultra Short Opportunities Fund, a series of Evergreen Fixed Income Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen Ultra Short Opportunities Fund.

A special meeting of shareholders of the Fund will be held on September 28, 2007 to consider and vote on the Plan. On or about August 6, 2007, materials for this meeting will be mailed to shareholders of record on June 29, 2007.

30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Limited Duration Fund, a series of the Evergreen Select Fixed Income Trust, as of June 30, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Limited Duration Fund as of June 30, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 27, 2007

31

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 1.76% of ordinary income dividends paid during the fiscal year ended June 30, 2007 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended June 30, 2007, the Fund designates 1.76% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2007 year-end tax information will be reported on your 2007 Form 1099-DIV, which shall be provided to you in early 2008.

32

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33

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34

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships..

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566903 rv4 8/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566903  rv4   8/2007

Evergreen Short Intermediate Bond Fund

Evergreen

SHORT INTERMEDIATE BOND FUND

Annual Report
as of June 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
37	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
38	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Short Intermediate Bond Fund covering the twelve-month period ended June 30, 2007.

The domestic fixed-income market produced generally moderate results for the twelve-month period, although increasing uncertainties led to modest returns in the closing months of the period. The U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the twelve-month period, but investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter of 2007, concerns grew about potentially rising inflationary pressures and the impact of difficulties in the sub-prime mortgage industry. While yields of longer-maturity securities trended downward for most of the fiscal year, they began moving higher in the final months of the period. At the same time, spreads, or yield advantages, of lower-quality corporate bonds began to widen late in the fiscal year as investors began to envision the possibility that the Fed might raise short-term interest rates. Over the full twelve-month period, longer-maturity bonds produced results very similar to shorter- and intermediate-term securities in the high-grade sectors. Although they experienced increasing volatility in the final weeks of the fiscal year, high-yielding, lower-rated corporate bonds outperformed higher-quality securities for the twelve-month period.

The domestic equity market, in contrast, delivered solid performance during the fiscal year, propelled

1

LETTER TO SHAREHOLDERS continued

by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. Internationally, emerging markets extended their performance advantage over developed markets during the fiscal year.

While the pace of the domestic economy’s growth appeared to slow late in 2006 and in the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter of 2007. After rising by 3.3% in 2006, U.S. Gross Domestic Product slowed to an annual growth rate of merely 0.7% in the first three months of 2007. However, evidence of renewed economic strength became apparent in subsequent months. The economy produced solid gains in employment and personal income, resisting the effects of weakness in the housing market and rising energy prices. Despite some areas of weakness, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures. Outside the U.S., growth in emerging markets, notably China and India, combined with a rebounding European economy helped to sustain a robust global expansion that showed few signs of slowing.

During this period, the managers of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each of their fund’s objectives. The team managing Evergreen Short Intermediate Bond Fund, for example, focused on the higher-quality tiers of the markets, while keeping duration, or price sensitivity to changes in interest rates, close to neutral. At the same time, the managers of Evergreen Adjustable Rate Fund continued to emphasize AAA-rated adjustable rate mortgages with relatively stable cash flows. The teams supervising Evergreen Limited Duration Fund

2

LETTER TO SHAREHOLDERS continued

and Evergreen Ultra Short Opportunities Fund maintained portfolios of shorter-maturity, higher-quality securities, while the managers of Evergreen Institutional Enhanced Income Fund continued to pursue a conservative strategy designed to generate a higher yield than a money market fund with only minimal price variability.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA
• Parham M. Behrooz, CFA
• Mehmet Camurdan, CFA
• Eric R. Harper, CFA
• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

Nasdaq symbol	EFXAX	EFXBX	EFXCX	ESFIX	EFISX

Average annual return*

1-year with sales charge	3.21%	2.67%	3.67%	N/A	N/A

1-year w/o sales charge	5.51%	4.67%	4.67%	5.71%	5.45%

5-year	3.48%	3.08%	3.08%	4.12%	3.86%

10-year	5.23%	5.03%	5.03%	5.56%	5.29%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund’s Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Short Intermediate Bond Fund Class A shares versus a similar investment in the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) and the Consumer Price Index (CPI).

The LBIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 5.51% for the twelve-month period ended June 30, 2007, excluding any applicable sales charges. During the same period, the LBIGCI returned 5.76%.

The fund seeks to maximize total return through a combination of current income and capital growth.

The U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% throughout the fiscal year, although market expectations of future fed policy changed as the period progressed. Yields on longer-maturity securities generally remained in a trading range, trending downward for much of the period and then rising in the final quarter of the fiscal year on better-than-expected economic news and concerns about inflation. Earlier in the fiscal year, evidence appeared to be accumulating that the economic expansion was decelerating and that the Fed’s recent interest-rate hikes might succeed in avoiding an economic recession. Inflation remained a concern throughout the fiscal year, with the Fed governors watching for any signs of increasing price pressures. Consumer spending activity remained brisk, despite some fears about the potential slowing effects of a slump in home-building and related problems in the sub-prime mortgage industry. Corporate profits grew at a steady rate throughout the twelve-month period, helping support the performance of corporate bonds.

Throughout the fiscal year, we remained modestly underweighted in corporate securities, as we felt their spreads, or yield advantages, were very narrow, especially in the face of increasing market risk. We continued to favor the higher quality sectors of the market, with an emphasis on commercial mortgage-backed securities and Fannie Mae mortgage securities, which offered higher yields than other mortgage-backed securities. Average credit quality stood at AA during the twelve-month period. At the end of the period, mortgage-backed securities accounted for approximately 55% of net assets, while approximately 28% of net assets were invested in corporates, about 9% in Treasuries and about 5% in asset-backed securities.

We adjusted our strategy with respect to duration—a measure of price-sensitivity to changes in interest rates —over the fiscal year to take advantage of a trading range in interest rates. At the conclusion of the period, the fund’s duration was about even with the benchmark, as we did not expect to see a significant shift in interest rates. However, we selectively emphasized some shorter-duration and longer-duration securities where we saw opportunities.

The underweighting of corporate securities was the primary factor in the fund’s underperformance relative to the LBIGCI. During a period in which business profits continued to rise, corporate securities tended to outperform the higher-quality sectors that we emphasized, including government and mortgage-backed securities, which detracted from results.

Factors that tended to help performance included our selections among corporate securities, as well our focus on mortgage-backed securities in our high-grade investments. Duration and yield curve positioning had minimal impact on relative performance.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,012.62	$ 3.94
Class B	$ 1,000.00	$ 1,008.63	$ 7.97
Class C	$ 1,000.00	$ 1,008.63	$ 7.97
Class I	$ 1,000.00	$ 1,013.62	$ 2.95
Class IS	$ 1,000.00	$ 1,012.37	$ 4.24
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.88	$ 3.96
Class B	$ 1,000.00	$ 1,016.86	$ 8.00
Class C	$ 1,000.00	$ 1,016.86	$ 8.00
Class I	$ 1,000.00	$ 1,021.87	$ 2.96
Class IS	$ 1,000.00	$ 1,020.58	$ 4.26

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.79% for Class A, 1.60% for Class B, 1.60% for Class C, 0.59% for Class I and 0.85% for
Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Income from investment operations
Net investment income (loss)	0.26	0.24	0.23	0.22	0.27
Net realized and unrealized gains or losses on investments	0.06	(0.26)	0.07	(0.25)	0.34

Total from investment operations	0.32	(0.02)	0.30	(0.03)	0.61

Distributions to shareholders from
Net investment income	(0.25)	(0.25)	(0.24)	(0.24)	(0.27)
Net realized gains	0	0	0	(0.01)	(0.02)
Tax basis return of capital	(0.01)[1]	0	0	0	0

Total distributions to shareholders	(0.26)	(0.25)	(0.24)	(0.25)	(0.29)

Net asset value, end of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33

Total return[2]	5.51%	(0.31%)	4.99%	(0.41%)	10.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$56,384	$68,516	$83,691	$84,755	$93,989
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.79%	0.77%	0.73%	0.74%	0.67%
Expenses excluding waivers/reimbursements and expense
reductions	0.89%	0.87%	0.88%	0.89%	0.74%
Net investment income (loss)	4.33%	4.03%	3.69%	3.62%	4.35%
Portfolio turnover rate	128%	113%	154%	149%	132%

1 Tax basis return of capital per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Income from investment operations
Net investment income (loss)	0.21	0.20	0.17	0.17	0.21
Net realized and unrealized gains or losses on investments	0.06	(0.27)	0.08	(0.25)	0.35

Total from investment operations	0.27	(0.07)	0.25	(0.08)	0.56

Distributions to shareholders from
Net investment income	(0.20)	(0.20)	(0.19)	(0.19)	(0.22)
Net realized gains	0	0	0	(0.01)	(0.02)
Tax basis return of capital	(0.01)[1]	0	0	0	0

Total distributions to shareholders	(0.21)	(0.20)	(0.19)	(0.20)	(0.24)

Net asset value, end of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33

Total return[2]	4.67%	(1.15%)	4.11%	(1.27%)	9.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,133	$7,131	$10,343	$13,664	$21,249
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.59%	1.57%	1.58%	1.59%	1.57%
Expenses excluding waivers/reimbursements and expense
reductions	1.59%	1.57%	1.58%	1.59%	1.59%
Net investment income (loss)	3.55%	3.22%	2.83%	2.77%	3.45%
Portfolio turnover rate	128%	113%	154%	149%	132%

1 Tax basis return of capital per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Income from investment operations
Net investment income (loss)	0.21	0.19	0.17	0.17	0.21
Net realized and unrealized gains or losses on investments	0.06	(0.26)	0.08	(0.25)	0.35

Total from investment operations	0.27	(0.07)	0.25	(0.08)	0.56

Distributions to shareholders from
Net investment income	(0.20)	(0.20)	(0.19)	(0.19)	(0.22)
Net realized gains	0	0	0	(0.01)	(0.02)
Tax basis return of capital	(0.01)[1]	0	0	0	0

Total distributions to shareholders	(0.21)	(0.20)	(0.19)	(0.20)	(0.24)

Net asset value, end of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33

Total return[2]	4.67%	(1.15%)	4.11%	(1.27%)	9.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,035	$16,659	$21,359	$30,311	$39,936
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.59%	1.58%	1.58%	1.59%	1.57%
Expenses excluding waivers/reimbursements and expense
reductions	1.59%	1.58%	1.58%	1.59%	1.59%
Net investment income (loss)	3.55%	3.23%	2.83%	2.77%	3.44%
Portfolio turnover rate	128%	113%	154%	149%	132%

1 Tax basis return of capital per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Income from investment operations
Net investment income (loss)	0.28	0.25	0.23	0.23	0.28
Net realized and unrealized gains or losses on investments	0.05	(0.26)	0.08	(0.25)	0.34

Total from investment operations	0.33	(0.01)	0.31	(0.02)	0.62

Distributions to shareholders from
Net investment income	(0.26)	(0.26)	(0.25)	(0.25)	(0.28)
Net realized gains	0	0	0	(0.01)	(0.02)
Tax basis return of capital	(0.01)[1]	0	0	0	0

Total distributions to shareholders	(0.27)	(0.26)	(0.25)	(0.26)	(0.30)

Net asset value, end of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33

Total return	5.71%	(0.16%)	5.15%	(0.27%)	10.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$715,849	$986,859	$1,197,647	$1,150,215	$1,149,953
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.59%	0.57%	0.58%	0.59%	0.57%
Expenses excluding waivers/reimbursements and expense
reductions	0.59%	0.57%	0.58%	0.59%	0.59%
Net investment income (loss)	4.53%	4.23%	3.84%	3.76%	4.44%
Portfolio turnover rate	128%	113%	154%	149%	132%

1 Tax basis return of capital per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS IS	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 5.84	$ 6.11	$ 6.05	$ 6.33	$ 6.01

Income from investment operations
Net investment income (loss)	0.27	0.24	0.22	0.21	0.27
Net realized and unrealized gains or losses on investments	0.06	(0.26)	0.07	(0.24)	0.34

Total from investment operations	0.33	(0.02)	0.29	(0.03)	0.61

Distributions to shareholders from
Net investment income	(0.26)	(0.25)	(0.23)	(0.24)	(0.27)
Net realized gains	0	0	0	(0.01)	(0.02)
Tax basis return of capital	(0.01)[1]	0	0	0	0

Total distributions to shareholders	(0.27)	(0.25)	(0.23)	(0.25)	(0.29)

Net asset value, end of period	$ 5.90	$ 5.84	$ 6.11	$ 6.05	$ 6.33

Total return	5.45%	(0.39%)	4.89%	(0.52%)	10.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,898	$15,562	$23,793	$17,507	$19,512
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.84%	0.83%	0.83%	0.84%	0.83%
Expenses excluding waivers/reimbursements and expense
reductions	0.84%	0.83%	0.83%	0.84%	0.84%
Net investment income (loss)	4.31%	3.99%	3.61%	3.44%	4.22%
Portfolio turnover rate	128%	113%	154%	149%	132%

1 Tax basis return of capital per share is based on average shares outstanding during the period.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

June 30, 2007

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.3%
FIXED-RATE 8.8%
FHLMC:
6.98%, 10/01/2020	$15,387,392	$16,015,660
7.30%, 12/01/2012	1,980,407	2,079,546
FNMA:
4.44%, 04/01/2013	3,915,461	3,735,085
4.83%, 02/01/2013	11,080,412	10,760,272
6.03%, 01/01/2009	2,375,582	2,383,413
6.14%, 02/01/2008	3,985,913	3,977,811
6.20%, 05/01/2011	133,533	136,141
6.23%, 12/01/2008	67,951	67,817
6.26%, 03/01/2011	2,585,895	2,626,428
6.37%, 01/01/2008	2,083,394	2,079,398
6.50%, 07/01/2011	2,421,693	2,486,279
6.79%, 12/01/2007	2,981,700	2,976,799
6.91%, 07/01/2009	9,096,774	9,251,796
6.97%, 11/01/2007	3,849,064	3,877,273
7.01%, 12/01/2010 ##	4,134,541	4,283,263
7.02%, 07/01/2009	22,602	22,946
7.09%, 07/01/2009	3,717,889	3,792,910

		70,552,837

FLOATING-RATE 0.5%
FNMA:
6.11%, 02/01/2012	129,081	132,113
7.25%, 12/01/2010	3,605,092	3,781,043

		3,913,156

Total Agency Commercial Mortgage-Backed Securities
(cost $79,006,580)		74,465,993

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.4%
FIXED-RATE 4.4%
FHLMC:
Ser. 1935, Class FL, 6.08%, 02/15/2027	26,309	26,689
Ser. 2693, Class PD, 4.50%, 04/15/2017	8,258,000	7,937,514
Ser. 2709, Class PE, 5.00%, 12/15/2022	8,951,500	8,434,554
Ser. 2773, Class EB, 4.50%, 08/15/2013	11,509,489	11,422,568
Ser. 2780, Class LD, 5.00%, 03/15/2029	6,703,000	6,511,876
Ser. 2929, Class PD, 5.00%, 09/15/2030	70,000	67,594
Ser. 2941, Class XC, 5.00%, 12/15/2030	120,000	115,880
Ser. 3072, Class NK, 5.00%, 05/15/2031	203,301	198,370
FNMA:
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	85,000	81,783
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	171,860	169,153

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $35,814,102)		34,965,981

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.6%
FIXED-RATE 12.7%
FHLMC:
5.00%, 04/01/2021	$2,504,592	$2,422,750
6.50%, 09/01/2019	4,453,339	4,556,268
FHLMC 30 year, 5.50%, TBA #	31,305,000	30,194,643
FNMA:
4.10%, 07/01/2013	128,494	120,361
4.64%, 03/01/2013	93,602	90,059
5.00%, 10/01/2020	76,382	73,881
5.38%, 01/01/2012	3,894,938	3,874,520
5.43%, 04/01/2036	11,016,749	10,921,955
5.51%, 02/01/2036	10,004,720	9,912,012
5.71%, 09/01/2012	7,354,761	7,392,079
5.77%, 06/01/2013	173,077	176,696
5.89%, 11/01/2011	109,395	111,171
6.13%, 10/01/2008	61,399	61,529
6.30%, 02/01/2011	3,605,508	3,687,359
6.35%, 02/01/2008	68,209	68,151
6.50%, 07/01/2017 - 08/01/2017	2,202,942	2,250,055
7.00%, 10/01/2007 - 08/01/2032	1,317,016	1,363,989
7.50%, 04/01/2030 - 03/01/2032	285,726	298,341
FNMA 15 year:
5.00%, TBA #	17,470,000	16,883,113
5.50%, TBA #	5,920,000	5,832,123
FNMA 30 year, 5.00%, TBA #	1,120,000	1,049,475
GNMA, 8.05%, 06/15/2019 - 10/15/2020	943,880	1,000,612

		102,341,142

FLOATING-RATE 1.9%
FNMA:
5.54%, 06/01/2017	10,240	10,269
5.62%, 05/01/2036	54,288	53,925
5.86%, 07/01/2036	7,634,873	7,641,756
5.93%, 11/01/2036	7,568,463	7,576,469

		15,282,419

Total Agency Mortgage-Backed Pass Through Securities
(cost $118,274,723)		117,623,561

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.6%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $5,107,482)	4,903,056	4,879,725

ASSET-BACKED SECURITIES 4.8%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%,
09/25/2035	25,000	23,398
Credit Suisse Mtge. Capital Cert., Ser. 2007-3, Class 1A3A, 5.75%, 04/25/2037	5,640,000	5,531,599
CSAB Mtge. Backed Trust, Ser. 2006-2, Class A3A, 5.80%, 09/25/2036	5,255,000	5,179,328

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

ASSET-BACKED SECURITIES continued
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	$ 35,000	$34,580
Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	60,000	60,088
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	5,625,000	5,640,638
Lehman XS Trust:
Ser. 2005-1, Class 3A3A, 5.11%, 07/25/2035	65,000	59,958
Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035	95,000	92,529
Ser. 2005-6, Class 3A3A, 5.76%, 11/25/2035	105,000	100,041
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	60,000	59,788
Nomura Asset Acceptance Corp.:
Ser. 2006-AF1, Class 1A3, 6.41%, 05/25/2036	6,741,000	6,663,950
Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	120,000	119,267
Structured Asset Securities Corp., Ser. 2004-9XS, Class 1A4A, 5.56%,
05/25/2034	6,885,394	6,839,796
Vanderbilt Mtge. & Fin., Inc., Ser. 1997-B, Class 1A6, 7.60%, 06/07/2025	8,000,000	8,174,598

Total Asset-Backed Securities (cost $39,378,626)		38,579,558

COMMERCIAL MORTGAGE-BACKED SECURITIES 18.2%
FIXED-RATE 15.3%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	8,950,000	8,504,232
Ser. 2004-6, Class A5, 4.81%, 12/10/2042	5,095,000	4,813,465
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	3,341,312	3,284,184
Ser. 2006-C8, Class A4, 5.31%, 12/10/2046	105,000	100,781
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2, Class A4, 4.80%,
03/15/2036	12,530,000	12,004,414
GE Capital Comml. Mtge. Corp., Ser. 2003-C1, Class A1, 3.09%, 01/10/2038	2,311,934	2,285,868
GMAC Comml. Mtge. Securities, Inc., Ser. 2003-C3, Class A4, 5.02%,
04/10/2040	12,725,000	12,257,604
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%,
01/10/2040	2,793,982	2,781,614
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG9, Class A4, 5.44%,
03/10/2039	8,810,000	8,534,628
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-Ml1, Class A2, 4.77%, 03/12/2039	240,000	229,424
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	8,370,000	8,211,048
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	10,295,000	9,533,079
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	3,347,060	3,268,363
Ser. 2004-PNC1, Class A1, 2.80%, 06/12/2041	85,198	83,509
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/15/2032	110,000	103,295
Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	180,000	166,565
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	258,216	254,112
Ser. 2003-C7, Class A4, 4.93%, 09/15/2035	130,000	125,073
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	4,440,000	4,322,517
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%,
12/12/2049	22,870,000	21,727,198

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	$ 6,149,177	$6,175,235
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	90,000	85,871
Ser. 2004-IQ7, Class A4, 5.54%, 06/15/2038	175,000	172,280
Ser. 2007-IQ14, Class A4, 5.69%, 04/15/2049	10,540,000	10,416,787
Wachovia Bank Comml. Mtge. Trust:
Ser. 2003-C04, Class A1, 3.00%, 04/15/2035	95,882	94,593
Ser. 2004-C12, Class A1, 3.40%, 07/15/2041	3,597,221	3,522,509

		123,058,248

FLOATING-RATE 2.9%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.48%, 06/10/2039	105,000	103,494
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2002, Class E, 7.30%,
10/15/2036 144A	5,000,000	5,263,928
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.56%, 06/12/2041	10,000,000	9,877,482
Ser. 2004-PNC1, Class A4, 5.54%, 06/12/2041	70,000	68,772
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.49%, 07/15/2033 144A	7,000,000	7,464,611
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A4, 5.41%,
07/15/2041	70,000	68,379

		22,846,666

Total Commercial Mortgage-Backed Securities (cost $150,437,159)		145,904,914

CORPORATE BONDS 28.2%
CONSUMER DISCRETIONARY 5.3%
Automobiles 0.2%
DaimlerChrysler AG, 7.30%, 01/15/2012	1,250,000	1,327,011

Media 2.7%
Comcast Corp., 6.75%, 01/30/2011 (p)	8,225,000	8,520,039
Time Warner, Inc., 6.875%, 05/01/2012 (p)	12,355,000	12,902,771

		21,422,810

Multi-line Retail 1.1%
Federated Retail Holdings, Inc., 5.90%, 12/01/2016	2,200,000	2,147,994
May Department Stores Co., 7.45%, 09/15/2011	6,680,000	6,982,137

		9,130,131

Specialty Retail 1.3%
Home Depot, Inc., 5.40%, 03/01/2016 (p)	5,620,000	5,277,039
Lowe’s Companies, Inc., 5.40%, 10/15/2016 (p)	5,280,000	5,071,810

		10,348,849

CONSUMER STAPLES 3.1%
Beverages 0.9%
Molson Coors Brewing Co., 6.375%, 05/15/2012	7,000,000	7,175,189

Food & Staples Retailing 0.9%
Safeway, Inc., 4.80%, 07/16/2007	7,525,000	7,520,959

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 1.3%
General Mills, Inc., 6.00%, 02/15/2012	$ 10,170,000	$10,289,406

FINANCIALS 10.9%
Capital Markets 3.4%
Bank of New York Co., 7.30%, 12/01/2009	5,000,000	5,217,785
Goldman Sachs Group, Inc., 5.30%, 02/14/2012 (p)	5,085,000	5,009,493
Legg Mason, Inc., 6.75%, 07/02/2008	10,015,000	10,116,772
Morgan Stanley, 5.625%, 01/09/2012 (p)	7,000,000	6,991,768
Northern Trust Corp., 7.10%, 08/01/2009	50,000	51,616

		27,387,434

Commercial Banks 3.0%
Firstar Bank, 7.125%, 12/01/2009	95,000	98,775
National City Corp.:
4.50%, 03/15/2010	10,250,000	10,035,652
6.20%, 12/15/2011	2,675,000	2,738,034
SunTrust Banks, Inc., 6.375%, 04/01/2011	10,760,000	11,056,050

		23,928,511

Consumer Finance 1.4%
Caterpillar Financial Services Corp., 3.70%, 08/15/2008	160,000	156,938
HSBC Finance Corp.:
4.625%, 09/15/2010 (p)	5,000,000	4,869,480
5.70%, 06/01/2011 (p)	6,000,000	6,021,792

		11,048,210

Insurance 2.2%
Genworth Financial, Inc., 4.75%, 06/15/2009	6,020,000	5,950,854
MetLife, Inc., 5.00%, 06/15/2015 (p)	7,000,000	6,619,585
Nationwide Financial Services, Inc., 5.90%, 07/01/2012	75,000	75,883
Prudential Financial, Inc., 5.10%, 09/20/2014	5,550,000	5,325,397

		17,971,719

Real Estate Investment Trusts 0.0%
Archstone-Smith Trust, 5.25%, 05/01/2015	75,000	72,618
Duke Realty Corp., 3.50%, 11/01/2007	95,000	94,386

		167,004

Thrifts & Mortgage Finance 0.9%
Washington Mutual, Inc., 5.00%, 03/22/2012	7,060,000	6,813,832

HEALTH CARE 2.1%
Biotechnology 1.0%
Amgen, Inc., 5.85%, 06/01/2017 144A (p)	8,000,000	7,890,288

Health Care Providers & Services 1.1%
WellPoint, Inc., 5.00%, 01/15/2011	9,095,000	8,899,940

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 1.4%
Road & Rail 1.4%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	$ 11,100,000	$11,178,466

MATERIALS 0.7%
Chemicals 0.7%
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016	6,115,000	5,815,224

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 1.4%
SBC Communications, Inc., 5.875%, 02/01/2012	2,850,000	2,877,092
Verizon Communications, Inc., 5.875%, 01/17/2012 (p)	8,555,000	8,595,234

		11,472,326

Wireless Telecommunication Services 2.2%
AT&T Wireless, 8.125%, 05/01/2012	5,825,000	6,411,274
Sprint Nextel Corp., 6.00%, 12/01/2016 (p)	11,415,000	10,847,926

		17,259,200

UTILITIES 1.1%
Electric Utilities 1.1%
Carolina Power & Light Co., 6.50%, 07/15/2012 (p)	8,730,000	9,060,317

Gas Utilities 0.0%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	145,000	152,411

Total Corporate Bonds (cost $230,479,077)		226,259,237

U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Notes:
4.625%, 11/15/2009 (p)	35,840,000	35,632,809
4.875%, 08/15/2016 (p)	33,835,000	33,430,570

Total U.S. Treasury Obligations (cost $69,390,355)		69,063,379

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.6%
FIXED-RATE 3.6%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.77%, 05/25/2035	7,800,000	7,635,168
Harborview NIM Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A	3,191,210	3,196,604
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A	2,090,322	2,089,653
Sharps, LLC, NIM Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047 144A	2,600,413	2,597,605
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	13,755,000	13,453,628

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $29,232,150)		28,972,658

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 4.4%
FIXED-RATE 2.0%
Countrywide Home Loans, Ser. 2007-HYB2, Class 3A1, 5.47%, 02/25/2047	$ 7,962,108	$7,894,908
IndyMac INDX Mtge. Loan Trust, Ser. 2007-AR7, Class 2A1, 5.82%, 06/25/2037	8,360,596	8,335,553

		16,230,461

FLOATING-RATE 2.4%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.11%, 10/25/2035	81,512	80,468
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 6.79%, 02/20/2021	215,484	214,940
Fund America Investors Corp., Ser. 1993-A, Class A5, 7.03%, 06/25/2023 (h)	722,115	722,115
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.85%,
06/25/2036	9,004,281	9,009,614
Perpetual Savings Bank, Ser. 1990-1, Class 1, 7.02%, 04/01/2020	1,147,448	1,148,187
Washington Mutual, Inc., Ser. 2007-0A5, Class 1A1B, 5.78%, 06/25/2047	7,913,300	7,916,386

		19,091,710

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $35,396,164)		35,322,171

YANKEE OBLIGATIONS - CORPORATE 1.2%
TELECOMMUNICATION SERVICES 1.2%
Wireless Telecommunication Services 1.2%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $9,900,095)	9,345,000	9,821,801

	Shares	Value

MUTUAL FUND SHARES 2.1%
MFS Charter Income Trust (p)	202,400	1,714,328
MFS Intermediate Income Trust (p)	538,800	3,259,740
MFS Multimarket Income Trust	323,942	1,924,216
Putnam Master Intermediate Income Trust	380,595	2,511,927
Putnam Premier Income Trust	716,509	4,728,959
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	259,918	2,999,454

Total Mutual Fund Shares (cost $16,469,581)		17,138,624

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 7.0%
CORPORATE BONDS 1.2%
Commercial Banks 0.6%
First Tennessee Bank, FRN, 5.33%, 07/29/2008	$4,300,003	4,300,003

Insurance 0.6%
Metropolitan Life Global Funding, 5.31%, 07/29/2008	5,000,000	5,000,000

		9,300,003

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

June 30, 2007

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM
SECURITIES LOANED continued
REPURCHASE AGREEMENTS (v) 5.8%
Bank of America Corp., 5.39%, dated 06/29/2007, maturing 07/02/2007,
maturity value $16,815,588	$16,808,038	$16,808,038
Lehman Brothers, Inc., 5.37%, dated 06/29/2007, maturing 07/02/2007,
maturity value $25,011,187	25,000,000	25,000,000
Nomura Holdings, Inc., 5.35%, dated 06/29/2007, maturing 07/02/2007,
maturity value $5,002,229	5,000,000	5,000,000

		46,808,038

Total Investments of Cash Collateral from Securities Loaned
(cost $56,108,041)		56,108,041

	Shares	Value

SHORT-TERM INVESTMENTS 6.2%
MUTUAL FUND SHARES 6.2%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø ##
(cost $49,927,749)	49,927,749	49,927,749

Total Investments (cost $924,921,884) 113.2%		909,033,392
Other Assets and Liabilities (13.2%)		(105,734,079)

Net Assets 100.0%		$803,299,313

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
(v)	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 86 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
NIM	Net Interest Margin
TBA	To be Announced

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

June 30, 2007

The following table shows the percent of total investments (excluding equity securities, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2007 (unaudited):

AAA	66.0%
AA	5.3%
A	14.6%
BBB	14.1%

100.0%

The following table shows the percent of total investments (excluding equity securities, collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of June 30, 2007 (unaudited):

Less than 1 year	7.8%
1 to 3 year(s)	16.5%
3 to 5 years	31.8%
5 to 10 years	43.9%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007

Assets
Investments in securities, at value (cost $874,994,135) including $93,951,087
of securities loaned	$859,105,643
Investments in affiliated money market fund, at value (cost $49,927,749)	49,927,749

Total investments	909,033,392
Principal paydown receivable	62,029
Receivable for Fund shares sold	402,471
Dividends and interest receivable	7,500,938
Total return swap receivable	267
Credit default swap receivable	1,380
Receivable for securities lending income	4,931
Deferred swap premium	5,950
Unrealized gains on total return swap transactions	29,280
Unrealized gains on credit default swap transactions	43,745
Prepaid expenses and other assets	15,810

Total assets	917,100,193

Liabilities
Dividends payable	1,780,836
Payable for securities purchased	54,262,521
Payable for Fund shares redeemed	1,418,018
Unrealized losses on total return swap transactions	8,345
Unrealized losses on credit default swap transactions	50,650
Credit default swap payable	3,791
Payable for securities on loan	56,108,041
Advisory fee payable	24,683
Due to other related parties	13,044
Accrued expenses and other liabilities	130,951

Total liabilities	113,800,880

Net assets	$803,299,313

Net assets represented by
Paid-in capital	$839,377,697
Overdistributed net investment income	(1,865,608)
Accumulated net realized losses on investments	(18,338,314)
Net unrealized losses on investments	(15,874,462)

Total net assets	$803,299,313

Net assets consists of
Class A	$56,383,630
Class B	5,133,226
Class C	13,035,386
Class I	715,848,904
Class IS	12,898,167

Total net assets	$803,299,313

See Notes to Financial Statements

21

STATEMENT OF ASSETS AND LIABILITIES continued

June 30, 2007

Shares outstanding (unlimited number of shares authorized)
Class A	9,554,014
Class B	869,815
Class C	2,208,829
Class I	121,304,369
Class IS	2,185,570

Net asset value per share
Class A	$5.90
Class A—Offering price (based on sales charge of 2.25%)	$6.04
Class B	$5.90
Class C	$5.90
Class I	$5.90
Class IS	$5.90

See Notes to Financial Statements

22

STATEMENT OF OPERATIONS

Year Ended June 30, 2007

Investment income
Interest	$48,006,881
Income from affiliate	1,345,015
Dividends	891,522
Securities lending	88,465

Total investment income	50,331,883

Expenses
Advisory fee	3,876,342
Distribution Plan expenses
Class A	192,770
Class B	61,839
Class C	143,179
Class IS	35,474
Administrative services fee	978,736
Transfer agent fees	441,754
Trustees’ fees and expenses	20,634
Printing and postage expenses	42,980
Custodian and accounting fees	289,709
Registration and filing fees	59,733
Professional fees	45,228
Interest expense	837
Other	24,721

Total expenses	6,213,936
Less: Expense reductions	(37,090)
Expense reimbursements	(64,257)

Net expenses	6,112,589

Net investment income	44,219,294

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(686,415)
Credit default swap transactions	(19,406)
Total return swap transactions	29,502

Net realized losses on investments	(676,319)
Net change in unrealized gains or losses on investments	14,520,894

Net realized and unrealized gains or losses on investments	13,844,575

Net increase in net assets resulting from operations	$58,063,869

See Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30

	2007		2006

Operations
Net investment income		$44,219,294		$51,666,014
Net realized losses on investments		(676,319)		(13,264,873)
Net change in unrealized gains or
losses on investments		14,520,894		(40,588,602)

Net increase (decrease) in net assets
resulting from operations		58,063,869		(2,187,461)

Distributions to shareholders from
Net investment income
Class A		(2,667,548)		(3,183,724)
Class B		(207,252)		(294,106)
Class C		(479,593)		(624,673)
Class I		(38,409,749)		(48,420,679)
Class IS		(582,823)		(748,794)
Tax basis return of capital
Class A		(135,348)		0
Class B		(13,028)		0
Class C		(30,178)		0
Class I		(1,862,450)		0
Class IS		(29,908)		0

Total distributions to shareholders		(44,417,877)		(53,271,976)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,290,112	7,673,227	974,664	5,862,104
Class B	126,644	750,085	183,156	1,090,830
Class C	181,713	1,080,174	567,299	3,381,983
Class I	22,281,712	132,389,608	27,286,586	162,800,828
Class IS	715,784	4,247,165	1,253,442	7,482,708

		146,140,259		180,618,453

Net asset value of shares issued in
reinvestment of distributions
Class A	399,893	2,379,695	451,880	2,687,648
Class B	25,308	150,584	34,072	202,773
Class C	56,299	335,004	68,032	404,798
Class I	2,014,805	11,991,665	2,124,949	12,637,189
Class IS	65,133	387,597	75,108	446,687

		15,244,545		16,379,095

Automatic conversion of Class B shares
to Class A shares
Class A	64,966	384,581	114,383	681,397
Class B	(64,966)	(384,581)	(114,383)	(681,397)

		0		0

Payment for shares redeemed
Class A	(3,928,323)	(23,407,834)	(3,515,024)	(20,945,126)
Class B	(437,623)	(2,596,759)	(575,756)	(3,421,388)
Class C	(880,372)	(5,224,321)	(1,280,975)	(7,648,410)
Class I	(71,898,990)	(427,740,849)	(56,575,671)	(336,305,510)
Class IS	(1,258,764)	(7,487,656)	(2,560,553)	(15,325,838)

		(466,457,419)		(383,646,272)

See Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended June 30

	2007	2006

Capital share transactions
continued
Net decrease in net assets resulting
from capital share transactions	$(305,072,615)	$(186,648,724)

Total decrease in net assets	(291,426,623)	(242,108,161)
Net assets
Beginning of period	1,094,725,936	1,336,834,097

End of period	$803,299,313	$1,094,725,936

Overdistributed net investment
income	$(1,865,608)	$(1,772,226)

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

26

NOTES TO FINANCIAL STATEMENTS continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

27

NOTES TO FINANCIAL STATEMENTS continued

f. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums or discounts received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized against interest income. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

g. Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

i. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

28

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to return of capital, mortgage paydown gains and losses and consent fee reclassifications. During the year ended June 30, 2007, the following amounts were reclassified:

Paid-in capital	$(170,921)
Overdistributed net investment income	(1,965,711)
Accumulated net realized losses on investments	2,136,632

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $64,257.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

29

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended June 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.04% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended June 30, 2007, EIS received $459 from the sale of Class A shares and $23,405 and $2,289 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended June 30, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$761,994,148	$494,465,381	$957,713,558	$508,541,177

During the year ended June 30, 2007, the Fund loaned securities to certain brokers. At June 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $93,951,087 and $95,498,822, respectively. Of the total value of the collateral received for securities on loan, $39,390,781 represents the market value of U.S. government agency obligations received as non-cash collateral.

30

NOTES TO FINANCIAL STATEMENTS continued

At June 30, 2007, the Fund had the following open credit default swap contracts outstanding:

				Fixed
				Payments	Frequency of
		Reference Debt	Notional	Made by	Payments	Unrealized
Expiration	Counterparty	Obligation	Amount	the Fund	Made	Gain (Loss)

03/20/2012	Morgan Stanley	XL Capital,	$ 2,000,000	0.23%	Quarterly	$6,970
		5.25%,
		03/20/2012
06/20/2012	Morgan Stanley	Kohl’s, 6.30%,	10,000,000	0.21%	Quarterly	4,046
		03/01/2011
06/20/2012	Lehman Brothers	Duke Energy,	5,000,000	0.13%	Quarterly	4,068
		6.25%,
		01/15/2012
06/20/2012	Citibank	Ace Limited,	10,000,000	0.28%	Quarterly	(12,545)
		8.875%,
		08/01/2029
06/20/2012	Citibank	Simon	5,000,000	0.24%	Quarterly	(10,661)
		Property,
		6.35%,
		08/28/2012
06/20/2012	Citibank	Chubb Corp.,	10,000,000	0.14%	Quarterly	(4,097)
		6.00%,
		11/01/2011
06/20/2012	Morgan Stanley	Progress	5,000,000	0.13%	Quarterly	5,793
		Energy,
		5.625%,
		01/15/2016
06/20/2012	Lehman Brothers	Sempra Energy,	5,000,000	0.16%	Quarterly	9,699
		6.00%,
		02/01/2013
06/20/2012	Lehman Brothers	Autozone,	2,000,000	0.31%	Quarterly	(880)
		5.875%
		10/15/2012
06/20/2012	Citibank	Borg Warner,	2,000,000	0.26%	Quarterly	(506)
		6.50%,
		02/15/2009
06/20/2012	Goldman Sachs	Avon Products,	2,000,000	0.15%	Quarterly	4,067
		7.15%,
		11/15/2009

				Fixed
		Reference		Payments	Frequency of
		Debt	Notional	Received by	Payments	Unrealized
Expiration	Counterparty	Obligation	Amount	the Fund	Received	Gain (Loss)

06/20/2012	Morgan Stanley	PG&E Corp.,	$ 5,000,000	0.24%	Quarterly	$4,551
		4.80%,
		03/01/2014
06/20/2012	Morgan Stanley	PG&E Corp.,	5,000,000	0.24%	Quarterly	4,551
		4.80%,
		03/01/2014
06/20/2012	Lehman Brothers	JC Penney,	4,000,000	0.45%	Quarterly	(16,525)
		8.00%,
		03/01/2014
12/20/2011	Morgan Stanley	Dow Jones	2,005,950	0.40%	Quarterly	(5,436)
		CDX North
		America Grade
		Index,
		12/20/2011

31

NOTES TO FINANCIAL STATEMENTS continued

At June 30, 2007, the Fund had the following open total return swap agreements:

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Gain (Loss)

08/31/2007	$10,000,000	Agreement dated 02/27/2007 to receive	Morgan	$ 4,989
		25 basis points and to receive the positive	Stanley
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

09/01/2007	5,000,000	Agreement dated 02/27/2007 to receive	Lehman	2,689
		30 basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

11/01/2007	19,000,000	Agreement dated 04/23/2007 to receive	Lehman	10,958
		35 basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

01/01/2008	8,000,000	Agreement dated 06/25/2007 to receive	Lehman	(8,345)
		35 basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

01/01/2008	8,000,000	Agreement dated 06/29/2007 to receive	Lehman	0
		20 basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

09/01/2007	7,000,000	Agreement dated 02/27/2007 to pay 25	Goldman	3,493
		basis points and to receive the positive	Sachs
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

10/01/2007	5,000,000	Agreement dated 03/22/2007 to pay 20	Goldman	2,786
		basis points and to receive the positive	Sachs
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr. Index which are multiplied by the
		notional amount.

11/01/2007	8,000,000	Agreement dated 05/11/2007 to pay 31	Lehman	4,365
		basis points and to receive the positive	Brothers
		spread return or pay the negative spread
		return on the Lehman Brothers CMBS AAA
		8.5+yr.Index which are multiplied by the
		notional amount.

32

NOTES TO FINANCIAL STATEMENTS continued

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $925,401,889. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,754,734 and $18,123,231, respectively, with a net unrealized depreciation of $16,368,497.

As of June 30, 2007, the Fund had $17,858,309 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2010	2012	2014	2015

$1,945,760	$959,410	$830,422	$4,490,699	$9,632,018

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Depreciation	Carryovers

$1,853,602	$16,366,473	$17,858,309

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended June 30

	2007	2006

Ordinary Income	$ 42,346,965	$ 53,271,976
Return of Capital	2,070,912	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

33

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%.

During the year ended June 30, 2007, the Fund had average borrowings outstanding of $14,203 at an average rate of 5.89% and paid interest of $837.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess

34

NOTES TO FINANCIAL STATEMENTS continued

of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

35

NOTES TO FINANCIAL STATEMENTS continued

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

36

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short Intermediate Bond Fund, a series of the Evergreen Select Fixed Income Trust, as of June 30, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short Intermediate Bond Fund as of June 30, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 27, 2007

37

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

The Fund paid distributions of $44,417,877 during the year ended June 30, 2007 of which 95.34% was from net investment income and 4.66% was from paid-in capital. Shareholders of the Fund will receive in early 2008 a Form 1099-DIV that will inform them of the tax character of these distributions as well as all other distributions made by the Fund in calendar year 2007.

38

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39

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

40

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships..

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566904 rv4 8/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566904  rv4   8/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the four series of the Registrant’s annual financial statements for the fiscal years ended June 30, 2007 and June 30, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$112,000	$106,302
Audit-related fees	0	0
Tax fees (1)	1,172	8,250
Non-audit fees (2)	908,367	930,575
All other fees	0	0

Total fees	$1,021,539	$1,045,127

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(1) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 27, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: August 27, 2007